    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2002

                                                                       FILE NOS.
                                                                       333-83423
                                                                        811-9491


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 9

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                 AMENDMENT NO. 10
                         -------------------------------


                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              55 GREENS FARMS ROAD
                               WESTPORT, CT 06881
                                 (888) 247-9744
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                                 CURTIS BARNES
                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219


                          COPIES OF COMMUNICATIONS TO:

                               JAMES D. ALT, ESQ.
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on May 1, 2002 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on May 1, 2002 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

                                   QUESTIONS?
                         Call toll free 1-877-833-7113
                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                          USALLIANZ VARIABLE INSURANCE
                                 PRODUCTS TRUST

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND

                     USAZ ALLIANCE CAPITAL TECHNOLOGY FUND


                     USAZ TEMPLETON DEVELOPED MARKETS FUND

                  USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND

                          USAZ VAN KAMPEN GROWTH FUND

                          USAZ PIMCO RENAISSANCE FUND
                             USAZ PIMCO VALUE FUND

                      USAZ VAN KAMPEN EMERGING GROWTH FUND


                (FORMERLY KNOWN AS "USAZ AMERICAN GROWTH FUND")


                         USAZ VAN KAMPEN COMSTOCK FUND
                       USAZ PIMCO GROWTH AND INCOME FUND
                     USAZ VAN KAMPEN GROWTH AND INCOME FUND
                  USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND
                           USAZ AIM BASIC VALUE FUND
                            USAZ AIM BLUE CHIP FUND
                     USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
                       USAZ AIM INTERNATIONAL GROWTH FUND

                     USAZ OPPENHEIMER EMERGING GROWTH FUND


                             USAZ MONEY MARKET FUND


                  (FORMERLY KNOWN AS "AZOA MONEY MARKET FUND")


                                   PROSPECTUS
                                  MAY 1, 2002



                                   USALLIANZ
                         ADVISERS, LLC (THE "MANAGER")

                            ALLIANZ OF AMERICA, INC.
                                (THE "ADVISER")

                                                              TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY; INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                                                      STRATEGIES, PRINCIPAL INVESTMENT RISKS AND PERFORMANCE INFORMATION

                                            [ICON]
Carefully review this important                       OVERVIEW....................................................        3
section, which summarizes each                        USAZ Van Kampen Aggressive Growth Fund......................      4-5
Fund's investments, strategies                        USAZ Alliance Capital Technology Fund.......................      6-7
and risks.                                            USAZ Templeton Developed Markets Fund.......................      8-9
                                                      USAZ Alliance Capital Large Cap Growth Fund.................    10-11
                                                      USAZ Van Kampen Growth Fund.................................    12-13
                                                      USAZ PIMCO Renaissance Fund.................................    14-15
                                                      USAZ PIMCO Value Fund.......................................    16-17
                                                      USAZ Van Kampen Emerging Growth Fund........................    18-19
                                                      USAZ Van Kampen Comstock Fund...............................    20-21
                                                      USAZ PIMCO Growth and Income Fund...........................    22-24
                                                      USAZ Van Kampen Growth and Income Fund......................    25-26
                                                      USAZ Alliance Capital Growth and Income Fund................    27-28
                                                      USAZ AIM Basic Value Fund...................................    29-30
                                                      USAZ AIM Blue Chip Fund.....................................    31-32
                                                      USAZ AIM Dent Demographic Trends Fund.......................    33-34
                                                      USAZ AIM International Growth Fund..........................    35-36
                                                      USAZ Oppenheimer Emerging Growth Fund.......................    37-38
                                                      USAZ Money Market Fund......................................    39-40
                                                      MORE ABOUT THE FUNDS........................................       41
                                                      Temporary Defensive Positions...............................       41
                                                      Portfolio Turnover..........................................       41
                                                      Principal Risks Table.......................................       42
                                                      Foreign and Emerging Markets Risks..........................       43
                                                      Derivative Instruments Risks................................       43

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                    The Manager.................................................       44
the people and organizations who                      The Adviser.................................................       46
oversee the Funds.                                    Fees........................................................       47
                                                      Portfolio Managers of the Adviser...........................       49
                                                      Portfolio Managers of the Specialist Managers...............       49
                                                      The Administrator and Distributor...........................       52

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                    Pricing of Fund Shares......................................       53
how shares are valued, how to                         Purchase and Redemption of Shares...........................       53
purchase, sell and exchange shares, related           Distribution (12b-1) Fees...................................       54
charges and payments of dividends                     Dividends, Distributions and Taxes..........................       54
and distributions.

                                                      FINANCIAL HIGHLIGHTS

                                            [ICON]
Review this section for details on                    Financial Highlights........................................       55
selected financial highlights of
the Funds.

                                                      BACK COVER

                                            [ICON]
                                                      Where to Learn More About USAllianz VIP Funds

                   [ICON]
  OVERVIEW                                            USALLIANZ VIP FUNDS



   The USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") offers 18 separate investment portfolios (collectively, the "Funds" and each individually, a "Fund"). Of these, 17 are managed by USAllianz Advisers, LLC (the "Manager") which in turn has retained certain money management organizations (the "Specialist Managers") to make investment decisions on behalf of the Funds. The Manager selected each Specialist Manager based on the Specialist Manager's experience with the investment strategy for which it was selected. The remaining Fund has Allianz of America, Inc (the "Adviser" or "AZOA") as its investment adviser. AZOA and the Manager are affiliated. Set forth below are the Funds and the corresponding Specialist Manager or Adviser. The USAllianz VIP Funds provide an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager and AZOA.



                              FUND                                           SPECIALIST MANAGER OR ADVISER
    ------------------------------------------------------------------------------------------------------------------
     USAZ Van Kampen Growth and Income Fund,                      Van Kampen Asset Management Inc. (Specialist
     USAZ Van Kampen Comstock Fund and                            Manager)
     USAZ Van Kampen Emerging Growth Fund
    ------------------------------------------------------------------------------------------------------------------
     USAZ Van Kampen Aggressive Growth Fund and                   Van Kampen Investment Advisory Corp. (Specialist
     USAZ Van Kampen Growth Fund                                  Manager)
    ------------------------------------------------------------------------------------------------------------------
     USAZ Alliance Capital Large Cap Growth Fund,                 Alliance Capital Management L.P. (Specialist
     USAZ Alliance Capital Technology Fund and                    Manager)
     USAZ Alliance Capital Growth and Income Fund
    ------------------------------------------------------------------------------------------------------------------
     USAZ PIMCO Renaissance Fund,                                 Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO Value Fund and                                    (formerly PIMCO Advisors L.P.) (Specialist Manager)
     USAZ PIMCO Growth and Income Fund                            (The Specialist Manager is an affiliate of the
                                                                  Manager and the Adviser)
    ------------------------------------------------------------------------------------------------------------------
     USAZ Templeton Developed Markets Fund                        Templeton Investment Counsel, LLC (Specialist
                                                                  Manager)
    ------------------------------------------------------------------------------------------------------------------
     USAZ AIM Basic Value Fund,                                   A I M Capital Management, Inc. (Specialist Manager)
     USAZ AIM Blue Chip Fund,                                     As to the USAZ AIM Dent Demographic Trends Fund,
     USAZ AIM International Growth Fund and                       H.S. Dent Advisors, Inc. serves as the
     USAZ AIM Dent Demographic Trends Fund                        Sub-Sub-Advisor.
    ------------------------------------------------------------------------------------------------------------------
     USAZ Oppenheimer Emerging Growth Fund                        OppenheimerFunds, Inc. (Specialist Manager)
    ------------------------------------------------------------------------------------------------------------------
     USAZ Money Market Fund                                       AZOA (Adviser)
    ------------------------------------------------------------------------------------------------------------------


   Certain of the Funds may have similar names and investment objectives to other mutual funds managed by one of the Specialist Managers. However, the asset size and portfolio composition of a Fund may be different from those of the similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other Funds may be added or deleted from USAllianz VIP Funds from time to time.

   The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
                               INFORMATION




                           USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND


                                          The Fund's investment objective is capital growth. This
    INVESTMENT OBJECTIVE AND              objective may be changed by the Trustees of the Fund without
    PRINCIPAL INVESTMENT STRATEGIES       shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Specialist Manager believes have an above-average potential for capital growth.
                                          In selecting securities for investment, the Fund focuses
                                          primarily on equity securities of small- and medium-sized
                                          companies, although the Fund may invest its assets in securities of large-sized companies that the Specialist Manager believes have an above-average potential for capital growth. Under
                                          current market conditions, the Fund's Specialist Manager
                                          generally defines small- and medium-sized companies by reference to those companies within or below the capitalization range of companies represented in the Standard & Poor's MidCap 400 Index
                                          (which consists of companies in the capitalization range of approximately $200 million to $10.5 billion as of December 31,
                                          2001).
                                          The Fund's primary approach is to seek what the Fund's
                                          Specialist Manager believes to be attractive growth
                                          opportunities on an individual company basis. The Fund's
                                          Specialist Manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The Fund focuses on those companies that exhibit rising earnings expectations or rising valuations. In selecting securities for investment, the
                                          Fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.
                                          The Fund does not limit its investments to any single group or type of security. The Fund may invest in securities involving special circumstances, such as initial public offerings,
                                          companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, markets or resources or unusual
                                          developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.
                                          The Fund generally sells securities when earnings expectations or valuations flatten or decline. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the
                                          relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The
                                          Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION



                           USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                           CONTINUED

                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an aggressive growth component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and
                                              mid-cap growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ ALLIANCE CAPITAL TECHNOLOGY FUND


                                          The Fund's investment objective is growth of capital. Current
    INVESTMENT OBJECTIVE AND              income is incidental to the Fund's objective. This objective may
    PRINCIPAL INVESTMENT STRATEGIES       be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its net assets in securities of technology companies. Technology companies are companies expected to
                                          benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).
                                          Within this investment framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. The Fund normally will have
                                          substantially all its assets invested in equity securities, and may also invest in debt securities offering an opportunity for price appreciation. The Fund invests in listed and unlisted securities, in well-known and established securities and in new and unseasoned companies. The Fund may invest up to 25% of its total assets in foreign securities.
                                          In managing the Fund, the Specialist Manager will select
                                          companies based on bottom-up fundamental research. These
                                          companies are considered to have strong management, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Industry Sector Risk: The Fund is subject to risks
                                              associated with the technology sector. Competition among
                                              technology companies may result in increasingly aggressive pricing of their products and services, which may negatively affect the profitability of companies in the technology
                                              sector. Products or services developed by companies in the
                                              Fund's portfolio may become rapidly obsolete or have
                                              relatively short product cycles. In addition, the Fund's
                                              investments in stocks of smaller, less seasoned technology companies tend to be more volatile than those representative of the overall market. Because these factors could have a
                                              significant effect on the Fund's net asset value, the Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related
                                              companies.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
                           CONTINUED

                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign Risk and Derivative
                                          Instruments Risk, see "More About the Funds."
    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a technology stock component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with technology stocks as well as investments involving venture-backed companies
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]


                           USAZ TEMPLETON DEVELOPED MARKETS FUND


                                          The Fund's investment objective is long-term capital
                                          appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its
                                          objective, the Fund normally invests at least 80% of its net assets in equity securities of companies located in any
                                          developed country outside the U.S. The Specialist Manager will
    INVESTMENT OBJECTIVE AND              consider for investment companies located in the following
    PRINCIPAL INVESTMENT STRATEGIES       areas: Western Europe, Australia, Canada, New Zealand, Hong
                                          Kong, Japan, Bermuda and Singapore. At least 65% of the Fund's total assets will be invested in issuers located in at least three countries. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in American,
                                          European, and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The Fund may invest a portion of its assets in smaller companies.
                                          When choosing equity investments for this Fund, the Specialist
                                          Manager applies a "bottom up", value-oriented, long-term
                                          approach, focusing on the market price of a company's securities relative to the Specialist Manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The
                                          Specialist Manager also considers a company's price/earnings ratio, profit margins and liquidation value.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Foreign Risk: Because the Fund invests substantially in
                                              securities of foreign issuers, it is subject to risks not
                                              usually associated with owning securities of U.S. issuers.
                                              These include risks related to different accounting, legal and disclosure standards, different trading markets and
                                              practices, and trading in different currencies.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Capitalization Risk: Because the Fund invests substantially in small or mid-capitalization companies, it will have
                                              capitalization risk. These companies present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large
                                              capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines
                                              during periods of generally declining stock prices.
                                          For more information about Foreign Risk and Derivative
                                          Instruments Risk, see "More About the Funds."

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ TEMPLETON DEVELOPED MARKETS FUND

                           CONTINUED

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an international stock, value investment to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign
                                              stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income
    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND


                                          The Fund's investment objective is long term growth of capital, which it pursues by investing predominantly in the equity
                                          securities of a limited number of large, high-quality U.S.
                                          companies that are judged likely to achieve superior earnings growth. This objective may be changed by the Trustees of the
                                          Fund without shareholder approval. The Fund normally invests at
    INVESTMENT OBJECTIVE AND              least 80% of its total assets in common stocks and other equity
    PRINCIPAL INVESTMENT STRATEGIES       securities of U.S. companies with market capitalizations of at least $5 billion at the time of investment. Normally, about
                                          40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The
                                          Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of companies.
                                          The Specialist Manager's investment strategy for the Fund
                                          emphasizes stock selection and investment in the securities of a limited number of issuers. The Specialist Manager relies upon the fundamental analysis and research of its internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior
                                          earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.
                                          During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio.
                                          Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more
                                          conservative, gradually increasing the number of companies represented in its portfolio. The Specialist Manager thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets, relative to the market's performance.
                                          The Specialist Manager expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range of the average market capitalization of companies included in the Standard and Poor's 500 Composite Stock Price
                                          Index (the "S&P 500(R) Stock Index"). The Fund may invest up to
                                          20% of its total assets in securities of foreign issuers and 20%
                                          of its total assets in convertible securities.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

                                          The price per share of the Fund will fluctuate with changes in
    PRINCIPAL INVESTMENT RISKS            value of the investments held by the Fund. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the
                                          following general risks:

                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
                           CONTINUED

                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign Risk and Derivative
                                          Instruments Risk, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a large capitalization component to your
                                              portfolio
                                          -   Seeking long-term growth of capital and are willing to
                                              accept the higher volatility associated with investing in
                                              growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ VAN KAMPEN GROWTH FUND


                                          The Fund's investment objective is to seek capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The Fund's primary approach is to seek what the
                                          Fund's Specialist Manager believes to be unusually attractive growth investments on an individual company basis based on a
    INVESTMENT OBJECTIVE AND              combination of positive future business fundamentals and
    PRINCIPAL INVESTMENT STRATEGIES       attractive current valuations. By the Specialist Manager's definition, a growth company with positive future business fundamentals has at least one of the following traits:
                                          consistent earnings growth; accelerating earnings growth; better than expected business fundamentals; or an underlying change in a company, industry or regulatory environment. The Fund may invest in cyclical industries when the Fund's Specialist Manager believes such industries are in or are entering into a growth cycle and have above-average potential for capital growth. The
                                          Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries.
                                          The Fund does not limit its investments to any single group or type of security. The Fund may invest in unseasoned issuers and in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant on one or a few key people, special products and
                                          techniques, limited or cyclical product lines, markets or
                                          resources, or unusual developments, such as mergers,
                                          liquidations, bankruptcies or leveraged buyouts. The Fund may invest up to 25% of its total assets in securities of foreign issuers.
                                          The Fund generally sells securities when the Specialist
                                          Manager's assessments of the capital growth potential of such securities materially change. Other factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the
                                          relative market performance or appreciation possibilities
                                          offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions").
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ VAN KAMPEN GROWTH FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a growth component to your portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ PIMCO RENAISSANCE FUND


                                          The Fund's investment objective is long-term growth of capital
    INVESTMENT OBJECTIVE AND              and income. This objective may be changed by the Trustees of the
    PRINCIPAL INVESTMENT STRATEGIES       Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the
                                          Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.
                                          The Specialist Manager selects stocks for the Fund using a
                                          "value" style. The Specialist Manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of
                                          management and competitive position, are expected to improve.
                                          The Specialist Manager determines valuation based on
                                          characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Specialist Manager analyzes stocks and seeks to identify the key drivers of financial
                                          results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Specialist Manager looks to sell a stock when it believes that the company's
                                          business fundamentals are weakening or when the stock's
                                          valuation has become excessive.
                                          The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in
                                          American Depository Receipts (ADRs).
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Capitalization Risk: Because the Fund invests significantly in mid-capitalization companies, it will have capitalization risk. These companies may present additional risk because
                                              they have less predictable earnings, more volatile share
                                              prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of
                                              generally declining stock prices.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]



                           USAZ PIMCO RENAISSANCE FUND
                           CONTINUED


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a mid-cap value stock component to your
                                              portfolio
                                          -   Seeking long-term growth of capital and income and are
                                              willing to accept the risks associated with investing in
                                              mid-cap value stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ PIMCO VALUE FUND


                                          The Fund's investment objective is long-term growth of capital
    INVESTMENT OBJECTIVE AND              and income. This objective may be changed by the Trustees of the
    PRINCIPAL INVESTMENT STRATEGIES       Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve.
                                          To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.
                                          The Specialist Manager selects stocks for the Fund using a
                                          "value" style. The Specialist Manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The Specialist Manager analyzes stocks and seeks to identify the key drivers of financial
                                          results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The Specialist Manager looks to sell a stock when it believes that the company's
                                          business fundamentals are weakening or when the stock's
                                          valuation has become excessive.
                                          The Fund may also invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in
                                          ADRs.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -    Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                               market and economic conditions. Stock prices may decline
                                               over short or even extended periods. Stocks are more
                                               volatile and riskier than some other forms of investment,
                                               such as short-term, high-grade fixed income securities.
                                          -    Selection Risk: Selection risk is the chance that poor
                                               security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -    Value Stocks: A "value" style of investing emphasizes
                                               undervalued companies with characteristics for improved
                                               valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                               "value" equity securities are less than returns on other
                                               styles of investing or the overall stock markets.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ PIMCO VALUE FUND
                           CONTINUED

                                          -   Capitalization Risk: Because the Fund invests in
                                              mid-capitalization companies, it will have capitalization
                                              risk. These companies may present additional risk because
                                              they have less predictable earnings, more volatile share
                                              prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of
                                              generally declining stock prices.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a mid to large cap, value component to your portfolio
                                          -   Seeking long-term growth of capital and income and are
                                              willing to accept the risks associated with investing in mid to large cap value stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]


                           USAZ VAN KAMPEN EMERGING GROWTH FUND


                                          The Fund's investment objective is long-term capital
                                          appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its
                                          objective, the Fund normally invests at least 65% of its total
    INVESTMENT OBJECTIVE AND              assets in common stocks of emerging growth companies. The Fund
    PRINCIPAL INVESTMENT STRATEGIES       may invest up to 25% of its total assets in foreign securities
                                          (not including ADRs, ADSs, or U.S. dollar-denominated securities of foreign issuers but including emerging market securities).
                                          The Fund may also use derivative instruments, such as options and futures.
                                          The Specialist Manager will consider selling securities when it determines that such securities would no longer meet its
                                          criteria for purchase or when alternative investments become more attractive.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]




                           USAZ VAN KAMPEN EMERGING GROWTH FUND
                           CONTINUED


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking long-term capital appreciation and willing to accept higher volatility associated with investing in growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ VAN KAMPEN COMSTOCK FUND


                                          The Fund's investment objective is to seek capital growth and
    INVESTMENT OBJECTIVE AND              income through investing in equity securities, including common
    PRINCIPAL INVESTMENT STRATEGIES       stocks, preferred stocks and convertible securities. This
                                          objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.
                                          The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Specialist
                                          Manager generally seeks to identify companies that are
                                          undervalued and have identifiable factors that might lead to improved valuation. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.
                                          The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an
                                          individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The
                                          Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ VAN KAMPEN COMSTOCK FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add a value stock component to your portfolio
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full year's performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ PIMCO GROWTH AND INCOME FUND


                                          The Fund's investment objective is long-term growth of capital;
                                          current income is a secondary objective. This objective may be changed by the Trustees of the Fund without shareholder
                                          approval.
                                          The Fund seeks to achieve its investment objective by normally investing at least 65% of its total assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its total assets in securities selected for their growth potential.
                                          The Fund will normally invest at least 25% of its total assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and real estate investment trusts
                                          (REITs).
                                          When selecting securities for the Fund's "growth" segment, the
                                          Specialist Manager seeks to identify companies with well-defined
                                          "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the
                                          Specialist Manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's Specialist
                                          Manager may choose to sell a stock in the "growth" segment when it believes that the company's earnings will be disappointing or that market sentiment on the company will turn negative. The
                                          Specialist Manager will also consider selling a stock if the company does not meet the Specialist Manager's estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.
                                          When selecting securities for the Fund's "income" segment, the
                                          Specialist Manager seeks to identify "value"-type companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500(R) Stock Index. The Specialist Manager may replace an "income" security when another security with a similar risk-to-reward profile offering either better potential for capital appreciation or a higher yield than the Fund's
    INVESTMENT OBJECTIVE AND              current holding. To achieve its income objective, the Fund may
    PRINCIPAL INVESTMENT STRATEGIES       also invest to a limited degree in preferred stocks, convertible securities and REITs. The Fund may invest up to 10% of its total assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by
                                          Standard & Poor's Rating Services ("S&P") or Moody's Investors
                                          Service, Inc. ("Moody's") or, if unrated, determined by the
                                          Specialist Manager to be of comparable quality.
                                          The Fund may invest up to 15% of its total assets in foreign securities, except that it may invest without limit in ADRs.
                                          (See "More About the Funds -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ PIMCO GROWTH AND INCOME FUND
                           CONTINUED

                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality and liquidity of a security,
                                              leading to greater volatility in the price of the security and the Fund's shares.
                                          -   Security Quality Risk: The Fund may invest in high yield,
                                              high risk debt securities and unrated securities of similar quality. These lower quality securities have speculative
                                              characteristics and are more volatile and are more
                                              susceptible to credit risk than investment grade securities.
                                              Issuers of high yield bonds also may be more vulnerable to changes in the economy or to interest rate changes that
                                              might affect their ability to repay debt.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also
                                              affected by its maturity. Bonds with longer maturities
                                              generally have greater sensitivity to changes in interest
                                              rates.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]



                           USAZ PIMCO GROWTH AND INCOME FUND
                           CONTINUED

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking income and growth of capital
                                          -   Pursuing a balanced approach to investments in both growth-
                                              and income-producing securities and willing to accept the
                                              risks associated with investing in mid to large cap stocks
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]


                           USAZ VAN KAMPEN GROWTH AND INCOME FUND


                                          The Fund's investment objective is income and long-term growth of capital. This objective may be changed by the Trustees of the
                                          Fund without shareholder approval.
                                          The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated
                                          "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's.
                                          In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Specialist Manager may focus on larger
                                          capitalization companies which it believes possess
                                          characteristics for improved valuation. The Fund's Specialist
                                          Manager looks for "value"-type catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock
    INVESTMENT OBJECTIVE AND              price appreciation of the change taking place at the company.
    PRINCIPAL INVESTMENT STRATEGIES       Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.
                                          The Fund may dispose of a security whenever, in the opinion of the Fund's Specialist Manager, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an
                                          individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.
                                          The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The
                                          Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]

                           USAZ VAN KAMPEN GROWTH AND INCOME FUND
                           CONTINUED

                                          -   Capitalization Risk: To the extent the Fund invests in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because
                                              they have less predictable earnings, more volatile share
                                              prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of
                                              generally declining stock prices.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality and liquidity of a security,
                                              leading to greater volatility in the price of the security and the Fund's shares.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also
                                              affected by its maturity. Bonds with longer maturities
                                              generally have greater sensitivity to changes in interest
                                              rates.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking income and growth of capital
                                          -   Pursuing a balanced approach to "value" investments in both growth- and income-producing securities
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND


                                          The Fund's investment objective is long-term growth of capital.
                                          This objective may be changed by the Trustees of the Fund
                                          without shareholder approval.
                                          The Fund normally invests at least 65% of its total assets in dividend-paying common stocks of large capitalization, well established, "blue chip" companies; although investments are
    INVESTMENT OBJECTIVE AND              also made in convertible securities and fixed income securities
    PRINCIPAL INVESTMENT STRATEGIES       rated "investment grade," which are securities rated within the four highest grades assigned by S&P or by Moody's. The Fund may also invest in securities of foreign issuers including those of emerging markets.
                                          The Fund may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also may purchase and sell certain derivative instruments, such as futures and options on futures, for hedging purposes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)
    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market and economic conditions. Stock prices may decline
                                              over short or even extended periods. Stocks are more
                                              volatile and riskier than some other forms of investment,
                                              such as short-term, high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality and liquidity of a security,
                                              leading to greater volatility in the price of the security and the Fund's shares.
                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also
                                              affected by its maturity. Bonds with longer maturities
                                              generally have greater sensitivity to changes in interest
                                              rates.
                                          -   Foreign and Emerging Markets Risks: Because the Fund may own
                                              securities of foreign issuers, it may be subject to risks
                                              not usually associated with owning securities of U.S.
                                              issuers. In addition, investments in emerging markets, which the Fund is permitted to make, present greater risk than
                                              investing in foreign issuers generally.
                                          -   Derivative Instruments Risk: Because the Fund is permitted to invest in certain derivative instruments whose value
                                              depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not
                                              associated with direct investments in such instruments,
                                              indexes or assets.
                                          For more information about Foreign and Emerging Markets Risks and Derivative Instruments Risk, see "More About the Funds."

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON



                           USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND
                           CONTINUED


    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking growth of capital
                                          -   Pursuing a balanced approach to "value" investments in both growth- and income-producing securities
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ AIM BASIC VALUE FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term growth of capital.
    PRINCIPAL INVESTMENT STRATEGIES       This objective may be changed by the Trustees of the Fund
                                          without shareholder approval.
                                          The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S.
                                          issuers that have market capitalizations of greater than $500 million and that the Specialist Manager believes to be
                                          undervalued in relation to long-term earning power or other factors.
                                          The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S.
                                          issuers. The Fund may also invest up to 25% of its total assets in foreign securities.
                                          In selecting investments, the Specialist Manager seeks to
                                          identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Specialist Manager allocates investments among fixed-income securities based on its views as to the best values then available in the marketplace. The Specialist Manager considers whether to sell a particular security when any of those factors materially changes.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market conditions. Stock prices may decline over short or
                                              even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term,
                                              high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Value Stocks: A "value" style of investing emphasizes
                                              undervalued companies with characteristics for improved
                                              valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
                                              "value" equity securities are less than returns on other
                                              styles of investing or the overall stock markets.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.
                                          -   Credit Risk: Credit risk is the chance that a bond issuer
                                              will fail to repay interest and principal in a timely
                                              manner, reducing the Fund's return. Also, an issuer may
                                              suffer adverse changes in financial condition that could
                                              lower the credit quality and liquidity of a security,
                                              leading to greater volatility in the price of the security and the Fund's shares.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ AIM BASIC VALUE FUND

                           CONTINUED

                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the bonds the Fund holds will decline due to
                                              rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also
                                              affected by its maturity. Bonds with longer maturities
                                              generally have greater sensitivity to changes in interest
                                              rates.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking growth of capital
                                          -   Pursuing an approach to "value" investments in equity
                                              securities
                                          This Fund will not be appropriate for someone:
                                          -   Pursuing an aggressive high growth investment strategy
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.
                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON


                           USAZ AIM BLUE CHIP FUND


    INVESTMENT OBJECTIVE AND              The Fund's primary investment objective is long-term growth of
    PRINCIPAL INVESTMENT STRATEGIES       capital with a secondary objective of current income. These objectives may be changed by the Trustees of the Fund without shareholder approval.
                                          The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets in securities of blue chip
                                          companies. The Fund considers a blue chip company to be large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded
                                          companies listed in the United States) with leading market positions and which possess strong financial characteristics, as described below:
                                          -   MARKET CHARACTERISTICS -- Companies which occupy (or in
                                              Specialist Manager's judgment have the potential to occupy)
                                              leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified
                                              within an industry as those companies which have (i)
                                              superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an
                                              industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.
                                          -   FINANCIAL CHARACTERISTICS -- Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong
                                              cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.
                                          In complying with the 80% requirement, the Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are
                                          investments that have economic characteristics similar to the
                                          Fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs. The Specialist Manager will consider whether to sell a particular security when it believes the security no longer has the financial and market characteristics described above. When the Specialist Manager believes securities other than marketable equity securities offer the opportunity for long-term growth of capital and
                                          current income, the Fund may invest in United States government securities and high-quality debt securities. The Fund may also invest up to 25% of its total assets in foreign securities.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market conditions. Stock prices may decline over short or
                                              even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term,
                                              high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ AIM BLUE CHIP FUND

                           CONTINUED

                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking growth of capital
                                          This Fund will not be appropriate for someone:
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON


                           USAZ AIM DENT DEMOGRAPHIC TRENDS FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is long-term growth of capital.
    PRINCIPAL INVESTMENT STRATEGIES       This objective may be changed by the Trustees of the Fund
                                          without shareholder approval.
                                          The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing
                                          demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The Fund may also invest up to 25% of its total assets in foreign securities.
                                          The Specialist Manager purchases securities of companies that have experienced, or that it believes have the potential for, above-average, long-term growth in revenues and earnings. The
                                          Specialist Manager considers whether to sell a particular
                                          security when it believes the security no longer has that
                                          potential.
                                          H.S. Dent Advisors, Inc., acts as a Sub-Sub-advisor to the Fund for the purpose of providing the Specialist Manager with
                                          macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market
                                          capitalization recommendations for the Fund.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

                                          The price per share of the Fund will fluctuate with changes in
    PRINCIPAL INVESTMENT RISKS            value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund may not achieve its objective if the Specialist Manager does not correctly identify changing demographic, economic or lifestyle trends or the companies that will benefit from such trends. In addition, the Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market conditions. Stock prices may decline over short or
                                              even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term,
                                              high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Capitalization Risk: To the extent the Fund invests
                                              significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present
                                              additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may
                                              fluctuate in value more than those of larger, more
                                              established companies and, as a group, may suffer more
                                              severe price declines during periods of generally declining stock prices.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
                           CONTINUED

                                          -   Interest Rate Risk: Interest rate risk is the chance that
                                              the value of the convertible securities the Fund holds will decline due to rising interest rates. When interest rates
                                              rise, the price of most fixed-income securities goes down.
                                              The price of such a security is also affected by its
                                              maturity. Fixed-income securities with longer maturities
                                              generally have greater sensitivity to changes in interest
                                              rates.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking growth of capital and are willing to accept the
                                              risks associated with investing on the basis of anticipated demographic, economic and lifestyle trends
                                          This Fund will not be appropriate for someone:
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON


                           USAZ AIM INTERNATIONAL GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is to provide long-term growth
    PRINCIPAL INVESTMENT STRATEGIES       of capital. This objective may be changed by the Trustees of the
                                          Fund without shareholder approval.
                                          The Fund seeks to meet its objective by investing in a
                                          diversified portfolio of international equity securities whose issuers are considered by the Fund's Specialist Manager to have strong earnings momentum. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign
                                          over-the-counter market. The Fund will normally invest in
                                          companies located in at least four countries outside of the
                                          United States, emphasizing investment in companies in the
                                          developed countries of Western Europe and the Pacific Basin.
                                          At the present time, the Fund's Specialist Manager intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities,
                                          including U.S. Government obligations, investment grade
                                          corporate bonds or taxable municipal securities, whether
                                          denominated in U.S. dollars or foreign currencies.
                                          The Specialist Manager focuses on companies that have
                                          experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Specialist Manager also
                                          considers such factors as the prospect for relative economic growth among countries or regions, economic or political
                                          conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The Specialist
                                          Manager considers whether to sell a particular security when any of those factors materially changes.
                                          (See "More About the Funds - Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market conditions. Stock prices may decline over short or
                                              even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term,
                                              high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.
                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ AIM INTERNATIONAL GROWTH FUND

                           CONTINUED

                                          -   Foreign and Emerging Markets Risks: Because the Fund invests substantially in securities of foreign issuers, it may be
                                              subject to risks not usually associated with owning
                                              securities of U.S. issuers. These include risks related to different accounting, legal and disclosure standards,
                                              different trading markets and practices, and trading in
                                              different currencies. In addition, investments in emerging markets, which the Fund is permitted to make, present
                                              greater risk than investing in foreign issuers generally.
                                          For more information about Foreign and Emerging Markets Risks, see "More About the Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an international stock investment to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign
                                              stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Seeking a stable share price
                                          -   Investing emergency reserves

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ OPPENHEIMER EMERGING GROWTH FUND


    INVESTMENT OBJECTIVE AND              The Fund's investment objective is capital appreciation. This
    PRINCIPAL INVESTMENT STRATEGIES       objective may be changed by the Trustees of the Fund without shareholder approval.
                                          The Fund invests mainly in common stock of U.S. companies that the Specialist Manager believes have above-average growth rates.
                                          These may be newer companies or established companies of any capitalization range that the Specialist Manager believes have favorable growth rates. Such companies are often in the early growth ("emerging growth") phase of their business cycle, which is a period typically marked by rapid growth. The Fund focuses on U.S. companies with small and micro cap market
                                          capitalizations. The Fund may buy foreign stocks as well,
                                          principally of issuers in developed market countries, but this is not a principal investment strategy.
                                          In selecting securities for the Fund, the Specialist Manager looks for companies with high growth potential using fundamental analysis of a company's financial statements, interviews with management and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The Specialist Manager also evaluates research on
                                          particular industries, market trends and general economic
                                          conditions. In seeking broad diversification of the Fund's portfolio, the Specialist Manager currently searches primarily for stocks of companies having the following characteristics
                                          (although these factors may change over time and may vary in different cases):
                                          -   Companies in high-growth market sectors and that are leaders within their sectors,
                                          -   Companies with management that has a proven ability to
                                              handle rapid growth,
                                          -   Companies with innovative products or services, and
                                          -   Companies with rapidly accelerating earnings and what the
                                              Specialist Manager believes are sustainable growth rates.
                                          The Specialist Manager may decide to sell a security in its portfolio if the company no longer exhibits one or more of these characteristics (which may change from time to time), or if the
                                          Specialist Manager finds a better investment opportunity. The
                                          Fund is not required to sell a small market capitalization security it owns if the market capitalization of that security grows beyond what the Fund considers to be small.
                                          (See "More About the Funds -- Temporary Defensive Positions".)

    PRINCIPAL INVESTMENT RISKS            The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks:
                                          -   Market Risk: The values of stocks fluctuate in response to the activities of individual companies and general stock
                                              market conditions. Stock prices may decline over short or
                                              even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term,
                                              high-grade fixed income securities.
                                          -   Selection Risk: Selection risk is the chance that poor
                                              security selection will cause the Fund to underperform other funds with similar investment objectives.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        ICON

                           USAZ OPPENHEIMER EMERGING GROWTH FUND
                           CONTINUED

                                          -   Growth Stocks: The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets. Growth stocks may be particularly
                                              susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments.
                                              Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.
                                              To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more
                                              sensitive to market, political, regulatory and economic
                                              factors affecting those sectors.
                                          -   Capitalization Risk: Because the Fund invests significantly in small- and micro-cap companies, it has capitalization
                                              risk. These companies may present additional risk because
                                              they have less predictable earnings or no earnings, more
                                              volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines
                                              during periods of generally declining stock prices.
                                          -   Foreign Risk: Because the Fund may own securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers.
                                          For more information about Foreign Risk, see "More About the
                                          Funds."

    WHO MAY WANT TO INVEST?               Consider investing in the Fund if you are:
                                          -   Investing for long-term goals, such as retirement
                                          -   Seeking to add an aggressive growth component to your
                                              portfolio
                                          -   Seeking capital appreciation and are willing to accept the higher volatility associated with investing in small- and
                                              micro-cap growth stocks
                                          This Fund will not be appropriate for someone:
                                          -   Seeking safety of principal
                                          -   Investing for the short-term or investing emergency reserves
                                          -   Looking primarily for regular income

    PERFORMANCE INFORMATION               This Fund is a new Fund for which a full calendar year's
                                          performance information is not yet available.

                                          The NAV of the Fund will fluctuate with market conditions.

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
INFORMATION


                        [ICON]


                           USAZ MONEY MARKET FUND


                                          The Fund's investment objective is current income consistent
    INVESTMENT OBJECTIVE AND              with stability of principal, which may not be changed without
    PRINCIPAL INVESTMENT STRATEGIES       shareholder approval.
                                          The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments, including:
                                          -   U.S. Government securities;
                                          -   Certificates of deposits, time deposits, bankers'
                                              acceptances and other short-term instruments issued by U.S.
                                              or foreign banks;
                                          -   U.S. and foreign commercial paper and other short-term
                                              corporate debt obligations, including those with floating
                                              rate or variable rates of interest;
                                          -   Obligations issued or guaranteed by one or more foreign
                                              governments or their agencies, including supranational
                                              entities;
                                          -   Loan participation interests;
                                          -   Asset backed securities; and
                                          -   Repurchase agreements collateralized by the types of
                                              securities described above.
                                          The Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the
                                          second-highest credit rating. The Fund is subject to certain federal rules which require it to:
                                          -   maintain an average dollar-weighted portfolio maturity of 90 days or less
                                          -   buy individual securities that have remaining maturities of
                                              13 months or less
                                          -   invest only in high-quality, dollar-denominated, short-term obligations.

    PRINCIPAL INVESTMENT RISKS            The Fund is not guaranteed to maintain a constant net asset value of $1.00 per share, and it is possible to lose money by investing in the Fund.
                                          -   Interest Rate Risk: This is the risk that changes in
                                              interest rates will affect the value of the Fund's
                                              investments in income-producing or debt securities.
                                              Increases in interest rates may cause the value of the
                                              Fund's investments to decline.
                                          -   Credit Risk: Although credit risk is very low because the
                                              Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                          -   Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
                                          -   An investment in the Fund is not insured or guaranteed by
                                              the Federal Deposit Insurance Corporation or any other
                                              government agency.

    WHO MAY WANT TO INVEST?               Consider investing in the Money Market Fund if you:
                                          -   Are seeking preservation of capital
                                          -   Have a low risk tolerance
                                          -   Have a short term investing horizon or goal
                                          The Money Market Fund will not be appropriate for anyone:
                                          -   Seeking high total returns
                                          -   Pursuing a long-term goal or investing for retirement

                  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  RISK/RETURN SUMMARY          PRINCIPAL INVESTMENT RISKS AND PERFORMANCE
                               INFORMATION


                        [ICON]


                           USAZ MONEY MARKET FUND
                           CONTINUED


   PERFORMANCE INFORMATION
   The bar chart on this page
   shows how the Fund has
   performed during its first
   full calendar year.

   Both the bar chart and the
   table assume reinvestment of
   dividends and distributions
   and reflect voluntary fee
   reductions. Without voluntary
   fee reductions, the Fund's
   performance would have been
   lower.
   You can obtain the Fund's
   current 7-day yield by calling
   1-800-542-5427.

   The Fund's performance does
   not reflect the cost of
   insurance and separate account
   charges which are imposed
   under your variable annuity or
   variable life insurance
   policy. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.

                                         PERFORMANCE BAR CHART AND TABLE

                                         CALENDAR YEAR TOTAL RETURN --

2001                                                                             3.27


                                                                         Best quarter:            1.22%       Q1    '01
                                                                         Worst quarter:            .38%       Q4    '01


                                       AVERAGE ANNUAL TOTAL RETURNS


                                                                   ONE YEAR ENDED       SINCE
                                                  INCEPTION       DECEMBER 31, 2001   INCEPTION
                                              -------------------------------------------------
 USAZ MONEY MARKET FUND                        February 1, 2000          3.27%          4.42%

-----------------------------------------------------------------------------------------------

  MORE ABOUT THE FUNDS


                        [ICON]

   Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are different than the principal strategies discussed in this prospectus. More information on the Funds' investment strategies may be found in the Statement of Additional Information (see back cover).

   Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

   In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:
                           TEMPORARY DEFENSIVE POSITIONS


   In order to meet liquidity needs or for temporary defensive purposes, each Fund may hold investments, including uninvested cash reserves, that are not part of its main investment strategy. Each of the Funds, except the Money Market Fund, may invest for temporary defensive purposes up to 100% of its total assets in money market instruments, including short-term debt securities issued by the U.S. Government and its agencies and instrumentalities, domestic bank obligations, commercial paper or in repurchase agreements secured by bank instruments (with regard to Funds that invest in foreign securities, such investments may include those of foreign governments and companies). In addition, each Fund, other than the USAZ Money Market Fund, may hold equity securities which in the Adviser's or Specialist Manager's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

                           PORTFOLIO TURNOVER

   While the Funds do not normally engage in short-term trading, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund's performance.

  MORE ABOUT THE FUNDS


                        [ICON]

                           PRINCIPAL RISKS TABLE

   The following table summarizes in convenient form the principal risks of the respective Funds. Brief descriptions of the principal risks that apply to a given Fund are set forth in the Fund's description in the "Risk/Return Summary." In addition, the sections following the table provide additional information concerning Foreign and Emerging Markets Risks and Derivatives Risks.

                                                             MARKET SELECTION GROWTH VALUE  CAPITALIZATION FOREIGN
                                                              RISK    RISK    STOCKS STOCKS      RISK       RISK


    --------------------------------------------------------------------------------------------------------------

    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Aggressive Growth Fund                     X       X        X               X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Technology Fund                      X       X                        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Templeton Developed Markets Fund                      X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Large Cap Growth Fund                X       X        X                            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth Fund                                X       X        X               X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Renaissance Fund                                X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Value Fund                                      X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Emerging Growth Fund                       X       X        X                            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Comstock Fund                              X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Growth and Income Fund                          X       X        X      X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth and Income Fund                     X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Growth and Income Fund               X       X               X                     X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Basic Value Fund                                  X       X               X        X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Blue Chip Fund                                    X       X        X                            X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Dent Demographic Trends Fund                      X       X        X               X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM International Growth Fund                         X       X        X                            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Oppenheimer Emerging Growth Fund                      X       X        X               X            X
    --------------------------------------------------------------------------------------------------------------
    USAZ Money Market Fund
    --------------------------------------------------------------------------------------------------------------

                                                              EMERGING INTEREST CREDIT      YIELD       SECURITY
                                                               MARKET    RATE    RISK  CURVE/VOLATILITY QUALITY
                                                                RISK     RISK                RISK         RISK

    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Aggressive Growth Fund                       X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Technology Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Templeton Developed Markets Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Large Cap Growth Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth Fund                                  X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Renaissance Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Value Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Emerging Growth Fund                         X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Comstock Fund                                X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Growth and Income Fund                                     X       X                        X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth and Income Fund                       X        X       X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Growth and Income Fund                 X        X       X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Basic Value Fund                                             X       X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Blue Chip Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Dent Demographic Trends Fund                                 X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM International Growth Fund                           X
    --------------------------------------------------------------------------------------------------------------
    USAZ Oppenheimer Emerging Growth Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Money Market Fund                                                X       X
    --------------------------------------------------------------------------------------------------------------

                                                              PREPAYMENT DERIVATIVE  LEVERAGE INCOME INDUSTRY
                                                                 AND     INSTRUMENTS   RISK    RISK   SECTOR
                                                              EXTENSION     RISK                       RISK
                                                                 RISK
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Aggressive Growth Fund                                  X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Technology Fund                                   X                           X
    --------------------------------------------------------------------------------------------------------------
    USAZ Templeton Developed Markets Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Large Cap Growth Fund                             X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth Fund                                             X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Renaissance Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Value Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Emerging Growth Fund                                    X
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Comstock Fund                                           X
    --------------------------------------------------------------------------------------------------------------
    USAZ PIMCO Growth and Income Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Van Kampen Growth and Income Fund                                  X
    --------------------------------------------------------------------------------------------------------------
    USAZ Alliance Capital Growth and Income Fund                            X
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Basic Value Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Blue Chip Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM Dent Demographic Trends Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ AIM International Growth Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Oppenheimer Emerging Growth Fund
    --------------------------------------------------------------------------------------------------------------
    USAZ Money Market Fund                                                                      X
    --------------------------------------------------------------------------------------------------------------

  MORE ABOUT THE FUNDS


                        [ICON]

                           FOREIGN AND EMERGING MARKETS RISKS

   The Funds which can invest in securities of foreign issuers may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include:

     - the lack of, or less stringent, uniform accounting, auditing and financial reporting standards;

     - changes in currency exchange rates;

     - nationalization, confiscation, difficulties enforcing contracts or foreign withholding taxes;

     - political instability and diplomatic developments that could adversely affect a Fund's investments;

     - less government oversight of foreign stock exchanges, brokers and listed companies;

     - less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;

     - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements);

     - less publicly available information about foreign companies; and

     - negative effect on the value of a Fund's investments due to fluctuations in the exchange rates between the U.S. dollar and foreign currencies. Foreign currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

   In addition, those Funds which can invest in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally. Emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations, making such investments less liquid and more volatile.

                           DERIVATIVE INSTRUMENTS RISKS

   As indicated in the "Risk/Return Summary" and in the table above, some of the Funds are permitted to invest in certain "derivative" instruments. The value of these instruments depends on (or is derived from) the value of an underlying instrument, index or asset. Options, futures and options on futures are examples of derivative instruments.

   These derivative instruments are subject to risks not associated with direct investments in the underlying instruments, indexes or assets upon which they are based. These risks include:

     - imperfect correlation between the values of the derivative instruments and the underlying instrument, index or asset;

     - risks of default of the other party to certain derivative transactions;

     - risks that derivative transactions may result in losses that partially or completely offset gains in portfolio positions; and

     - risks that derivative transactions may not be liquid.

  FUND MANAGEMENT

                 [ICON]

                        THE MANAGER AND THE ADVISER

                        THE MANAGER
   USAllianz Advisers, LLC serves as the Manager for USAZ Van Kampen Aggressive Growth Fund, USAZ Templeton Developed Markets Fund, USAZ Van Kampen Strategic Growth Fund, USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Van Kampen Growth Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, USAZ Van Kampen American Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Alliance Capital Growth and Income Fund, USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Growth Fund and USAZ Oppenheimer Emerging Growth Fund. The Manager has signed portfolio management agreements with various Specialist Managers for portfolio management functions for certain Funds. The Manager compensates the Specialist Managers for its services as provided in the portfolio management agreement.

   The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota
   55416.


   THE SPECIALIST MANAGERS

    VAN KAMPEN FUNDS:                    COMSTOCK, GROWTH AND INCOME AND EMERGING GROWTH
    SPECIALIST MANAGER:                  Van Kampen Asset Management Inc. ("VKAM"), is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen").
                                         Van Kampen's assets under management or supervision as of
                                         December 31, 2001 were more than $73 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean
                                         Witter & Co. VKAM's address is 1 Parkview Plaza, P.O. Box
                                         5555, Oakbrook Terrace, Illinois 60181-5555.
    VAN KAMPEN FUNDS:                    AGGRESSIVE GROWTH AND GROWTH
    SPECIALIST MANAGER:                  Van Kampen Investment Advisory Corp. ("VKIAC"), is a wholly owned subsidiary of Van Kampen, described above. VKIAC's
                                         address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook
                                         Terrace, Illinois 60181-5555.
    ALLIANCE CAPITAL FUNDS:              LARGE CAP GROWTH, TECHNOLOGY AND GROWTH AND INCOME
    SPECIALIST MANAGER:                  Alliance Capital Management L.P. ("Alliance Capital"), is a
                                         leading global investment management firm supervising client accounts with assets as of December 31, 2001 of more than
                                         $455 billion. Alliance Capital's address is 1345 Avenue of the Americas, New York, New York 10105.
    PIMCO/ADAM FUNDS:                    RENAISSANCE, VALUE AND GROWTH AND INCOME
    SPECIALIST MANAGER:                  Allianz Dresdner Asset Management of America L.P. (formerly
                                         PIMCO Advisors L.P.) ("ADAM"), is located at 800 Newport
                                         Center Drive, Newport Beach, California 92660. As of
                                         December 31, 2001, ADAM and its subsidiaries had
                                         approximately $320 billion in assets under management. ADAM is affiliated with the Manager and the Adviser (see "The
                                         Adviser".)
    TEMPLETON FUND:                      DEVELOPED MARKETS
    SPECIALIST MANAGER:                  Templeton Investment Counsel, LLC, 500 E. Broward Blvd.,
                                         Suite 2100, Ft. Lauderdale, Florida 33394 ("TIC") is the
                                         Specialist Manager for the Developed Markets Fund. TIC is a
                                         wholly owned subsidiary of Franklin Resources, Inc., a
                                         publicly owned company engaged in the financial services
                                         industry through their subsidiaries. Assets under management by TIC as of December 31, 2001 are $18 billion.

  FUND MANAGEMENT


                 [ICON]


                        THE MANAGER AND THE ADVISER


                        CONTINUED

    AIM MANAGED FUNDS:                        BASIC VALUE, BLUE CHIP, DENT DEMOGRAPHIC TRENDS AND
                                              INTERNATIONAL GROWTH

    SPECIALIST MANAGER:                       A I M Capital Management, Inc. ("AIM"), is located at 11
                                              Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM
                                              has acted as an investment advisor since its organization in
                                              1986 and advises together with its affiliates or manages
                                              over 150 investment portfolios. Assets under management by
                                              AIM and its affiliate as of December 31, 2001 were $158
                                              billion. H.S. Dent Advisors serves as the Sub-Sub-Adviser to the USAZ Dent Demographic Trends Fund, and is located at
                                              6515 Gwin Road, Oakland California 94611.

    OPPENHEIMER FUND:                         EMERGING GROWTH

    SPECIALIST MANAGER:                       OppenheimerFunds, Inc., is located at 498 Seventh Ave, New
                                              York NY 10018. OppenheimerFunds has been an investment
                                              adviser since January 1960 and managed $120 billion in
                                              assets as of December 31, 2001, including more than 60
                                              mutual funds having more than 5 million shareholder
                                              accounts.

  FUND MANAGEMENT

                 [ICON]

                        THE MANAGER AND THE ADVISER
                        CONTINUED


   DUTIES OF THE MANAGER AND SPECIALIST MANAGERS


   Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the USAZ Funds, other than the Money Market Fund, and the selection of Specialty Managers and advises on the Funds' investment policies, and the Specialist Managers determine which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Specialist Managers, and, together with the Adviser, generally oversees the services provided to USAllianz VIP Funds by its administrator, custodian and other service providers. Further information about the Specialist Managers is included in the Statement of Additional Information.


   The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Specialist Manager.

   Each of these Funds and the Manager, under an application pending with the Securities and Exchange Commission ("SEC"), may enter into and materially amend agreements with Specialist Managers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
     - hire one or more Specialist Managers;
     - change Specialist Managers; and
     - reallocate management fees between itself and Specialist Managers.

   The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Specialist Managers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
     - its shareholders; or

     - the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated specialist manager without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.




                        THE ADVISER


   Allianz of America, Inc. (the "Adviser" or "AZOA"), located at 55 Greens Farms Road, Westport, Connecticut 00881-5160, is the adviser for the Money Market Fund. Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the investment programs of the Money Market Fund. The Adviser, a registered investment adviser, was established in 1976 and as of December 31, 2001 managed approximately $23.4 billion in fixed income, equity, private equity and real estate investments.



   Each of the Adviser and the Manager as well as PIMCO is a subsidiary of Allianz AG Holding ("Allianz AG"), one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2001, Allianz AG had assets under management of more than $1.06 billion. In North America, Allianz AG subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

  FUND MANAGEMENT

                 [ICON]



                        THE MANAGER AND THE ADVISER
                        CONTINUED

                        FEES
   For these advisory services, each Fund paid the Manager or Adviser a fee during 2001 at the annual rate shown below, after voluntary fee waivers:


                                                                    PERCENTAGE OF AVERAGE
                                                                         NET ASSETS
                                                                      AS OF 12/31/2001
                                                                    ---------------------
      USAZ Van Kampen Aggressive Growth Fund                                  N/A*
      USAZ Alliance Capital Technology Fund                                   N/A*
      USAZ Templeton Developed Markets Fund                                   N/A*
      USAZ Alliance Capital Large Cap Growth Fund                             N/A*
      USAZ Van Kampen Growth Fund                                             N/A*
      USAZ PIMCO Renaissance Fund                                             N/A*
      USAZ PIMCO Value Fund                                                   N/A*
      USAZ Van Kampen Emerging Growth Fund                                    N/A*
      USAZ Van Kampen Comstock Fund                                           N/A*
      USAZ PIMCO Growth and Income Fund                                       N/A*
      USAZ Van Kampen Growth and Income Fund                                  N/A*
      USAZ Alliance Capital Growth and Income Fund                            N/A*
      USAZ AIM Basic Value Fund                                               N/A***
      USAZ AIM Blue Chip Fund                                                 N/A***
      USAZ AIM International Growth Fund                                      N/A***
      USAZ Oppenheimer Emerging Growth Fund                                   N/A***
      USAZ AIM Dent Demographic Trends Fund                                   N/A***
      USAZ Money Market Fund                                                  .04**



   * The Fund has not operated for a full fiscal year. The Manager voluntarily waived a portion of its advisory fees in 2001. Contractual fees (without waivers) payable on an annual basis as a percentage of the Fund's average net assets to the Manager, which include amounts payable to the Specialist Manager are 0.85% for the USAZ Van Kampen Emerging Growth Fund; 0.75% for the USAZ PIMCO Renaissance Fund; 0.75% for the USAZ PIMCO Value Fund; 0.75% for the USAZ PIMCO Growth and Income Fund; and as follows:


                                                                         AVERAGE NET ASSETS IN MILLIONS (M)
                                                             ----------------------------------------------------------
                                                                                         $100M      $250M     $500M AND
FUND                                                                      UP TO $100M   TO $250M   TO $500M     MORE
----                                                                      -----------   --------   --------   ---------
         USAZ Van Kampen Growth Fund                                          0.85%       0.80%     0.775%       0.75%
         USAZ Van Kampen Growth and Income Fund                              0.775%       0.75%     0.725%      0.675%
         USAZ Van Kampen Comstock Fund                                       0.775%       0.75%     0.725%      0.675%
         USAZ Van Kampen Aggressive Growth Fund                               0.90%       0.85%     0.825%       0.80%

                                                                             $10M         $20M       $40M     $60M AND
                                                             UP TO $10M     TO $20M     TO $40M    TO $60M      MORE
                                                             ----------   -----------   --------   --------   ---------
         USAZ Alliance Capital Large Cap Growth Fund            1.00%        0.875%       0.75%      0.75%       0.75%
         USAZ Alliance Capital Growth and Income Fund           1.00%        0.875%       0.75%     0.625%       0.50%
         USAZ Alliance Capital Technology Fund                  1.00%        0.875%       0.75%      0.75%       0.75%

                                                                                          $50M      $200M     $500M AND
                                                                          UP TO $50M    TO $200M   TO $500M     MORE
                                                                          -----------   --------   --------   ---------
         USAZ Templeton Developed Markets Fund                               0.875%      0.715%     0.625%       0.60%

  FUND MANAGEMENT

                 [ICON]



                        THE MANAGER AND THE ADVISER
                        CONTINUED

                        FEES

    ** The Adviser voluntarily waived a portion of its advisory fees paid in 2001; contractual fees (without waivers) are .35% for the USAZ Money Market Fund.


   *** The Fund had not commenced operations by 12/31/01. The Manager may voluntarily waive all or a portion of its advisory fee and/or reimburse expenses incurred by the Funds. Such waivers and/or reimbursements may be discontinued at any time. Contractual fees (without waivers) payable on an annual basis as a percentage of the Fund's net assets to the Manager, which include amounts payable to the Specialist Manager, are 0.75% for the USAZ AIM Basic Value Fund, 0.80% for the USAZ AIM Blue Chip Fund, 0.85% for the USAZ AIM Dent Demographic Trends Fund, 0.90% for the USAZ AIM International Equity Fund, and 0.85% for the USAZ Oppenheimer Emerging Growth Fund.

  FUND MANAGEMENT

                 [ICON]

                        PORTFOLIO MANAGERS OF THE ADVISER


   The Adviser has several portfolio managers committed to the day-to-day management of the Money Market Fund. Each portfolio manager uses a team approach to the investment management of the Money Market Fund, and relies on analysis, research and other information furnished by the team's experienced investment professionals.



   Gary Brown leads the team responsible for the fixed income investments of the USAZ Money Market Fund. He is Senior Managing Director, Fixed Income of the Adviser and has twenty-six years of investment experience. Mr. Brown is currently responsible for directing the management of the Adviser's fixed income investments. He has been with the Adviser since 1991, after serving as Managing Director at CIGNA Investments from 1986 to 1991, with responsibility for CIGNA's public taxable and tax-exempt bond portfolios, as well as four fixed income mutual funds and institutional client portfolios. His investment experience has covered all fixed income securities, including governments, corporates, mortgages, high yield, convertibles and various derivative products. Mr. Brown was a Vice President with CIGNA from 1982 to 1986, managing public and private fixed income investments for the insurance company portfolios, responsible for asset and liability management and CIGNA's convertible securities portfolio. Prior to joining CIGNA, he managed public bond and private placement investments for INA Capital Advisors, Inc from 1979 to 1982, and was an investment analyst with The Penn Mutual Life Insurance Company from 1975 to 1979. Mr. Brown received a B.S. and an M.B.A. from Drexel University.



   The Statement of Additional Information (SAI) has more detailed information about the Adviser and other service providers.

                        PORTFOLIO MANAGERS OF THE SPECIALIST MANAGERS


   USAZ Van Kampen Aggressive Growth Fund and USAZ Van Kampen Emerging Growth
   Fund: Each fund is managed by a team of portfolio managers for which Senior Portfolio Manager Gary M. Lewis has overall responsibility. Mr. Lewis and Dudley Brickhouse are the co-lead managers of USAZ Van Kampen Aggressive Growth Fund.


   Mr. Lewis has been a Managing Director of VKIAC and VKAM since December 2000. Mr. Lewis became a senior Vice President of the VKIAC and VKAM in September 1995.

   Mr. Brickhouse has been a Principal of VKIAC and VKAM since December 2000, and became a Senior Portfolio Manager in April 2000. Mr. Brickhouse became a Portfolio Manager and Vice President of VKIAC and VKAM in December 1998. Mr. Brickhouse became an Associate Portfolio Manager in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985.


   Senior Portfolio Managers Janet Luby and David W. Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the investment portfolios of USAZ Van Kampen Aggressive Growth Fund and USAZ Van Kampen Emerging Growth Fund. Mr. Brickhouse is also responsible as a co-manager for the day-to-day management of the investment portfolio of the USAZ Van Kampen Emerging Growth Fund.



   Ms. Luby has been a Principal of VKIAC and VKAM since December 2000, and became a Senior Portfolio Manager in April 2000. Ms. Luby became a Portfolio Manager and Vice President of VKIAC and VKAM in December 1998. Ms. Luby became an Assistant Vice President of VKIAC and VKAM in December 1997 and an Associate Portfolio Manager of VKAM in July 1995. Ms. Luby also has been the portfolio manager for various investment trusts managed by Van Kampen or its affiliates since August 1999.



   Mr. Walker has been a Principal of VKIAC and VKAM since December 2000 and became a Senior Portfolio Manager in April 2000. Mr. Walker became a Portfolio Manager and Vice President of VKIAC and VKAM in December 1998. Prior to April 1996, Mr. Walker was a Quantitative Analyst for VKAM. Mr. Walker became an Assistant Vice President of VKIAC and VKAM in June 1995. Mr. Walker has worked for VKAM since October 1990 and also has been the portfolio manager for various investment trusts managed by Van Kampen or its affiliates since September 1997.

  FUND MANAGEMENT

                 [ICON]

                        PORTFOLIO MANAGERS OF THE SPECIALIST MANAGERS
                        CONTINUED


   Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of VKIAC and VKAM since December 1998. Mr. Hart has been affiliated with the Fund since its inception. Mr. Hart became an Associate Portfolio Manager of VKIAC and VKAM in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio areas of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst.


   USAZ Van Kampen Growth Fund: Jeff D. New, Senior Portfolio Manager leads the portfolio management team of the USAZ Van Kampen Growth Fund. Mr. New has been a Managing Director of VKIAC and VKAM since December 2000 and became a Senior Vice President and Senior Portfolio Manager of VKIAC and VKAM in December 1997. Prior to December 1997, Mr. New was a Vice President and Portfolio Manager of VKIAC and VKAM. Prior to December 1994, he was an Associate Portfolio Manager of VKAM. Mr. New joined VKIAC in 1995 and VKAM in 1990.

   Senior Portfolio Managers Michael Davis and Mary Jayne Maly are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

   Mr. Davis has been a Senior Portfolio Manager of VKIAC and VKAM since April 2000 and a Vice President and Portfolio Manager of VKIAC and VKAM since March 1998. Prior to March 1998, Mr. Davis was the owner of Davis Equity Research, a stock research company. Mr. Davis has been an investment professional since 1983.

   Ms. Maly has been a Senior Portfolio Manager since April 2000, and a Vice President and Portfolio Manager of VKIAC and VKAM since July 1998. From July 1997 to June 1998, Ms. Maly was a Vice President at Morgan Stanley Asset Management Inc. where she assisted in the management of the Morgan Stanley Institutional Real Estate Funds and the Van Kampen American Capital Real Estate Securities Fund. Prior to November 1997, Ms. Maly was a Vice President and Portfolio Manager of VKIAC and VKAM. Prior to November 1992, she was a Vice President and Senior Equity Analyst at Texas Commerce Investment Management Company.

   USAZ Van Kampen Comstock Fund: B. Robert Baker, Senior Portfolio Manager, leads the portfolio management team of the USAZ Van Kampen Comstock Fund. Mr. Baker has been a Managing Director since December 2000, and became Senior Vice President of VKIAC and VKIAC in December 1998. He became a Vice President and Portfolio Manager of VKIAC and VKIAC in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKIAC. Mr. Baker has been employed by Van Kampen since November 1991.

   Portfolio Managers Jason S. Leder and Kevin C. Holt are co-managers responsible for the day-to-day management of the USAZ Van Kampen Comstock Fund investment portfolio.

   Mr. Leder has been a Vice President of VKIAC and VKAM since February 1999 and became an Assistant Vice President of VKIAC and VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM.

   Mr. Holt has been a Vice President of VKAM since August 1999. Prior to joining VKAM in August 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager and Analyst with Citibank Global Asset Management.


   USAZ Van Kampen Growth and Income Fund: James A. Gilligan, Senior Portfolio Manager, and Portfolio Managers Scott Carroll and James O. Roeder manage the USAZ Van Kampen Growth and Income Fund.



   Mr. Gilligan has been a Managing Director since December 2000, and a Senior Vice President and Portfolio Manager of VKIAC since September 1995 and of VKAM since June 1995. Prior to that time, Mr. Gilligan was a Vice President and Portfolio Manager of VKAM.



   Mr. Carroll has been a Vice President of VKIAC and VKAM since February 1999. He has been employed by VKIAC and VKAM since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst for three years with Lincoln Capital Management Company.

  FUND MANAGEMENT

                 [ICON]

                        PORTFOLIO MANAGERS OF THE SPECIALIST MANAGERS
                        CONTINUED

   Mr. Roeder has been a Vice President of VKAM and VKIAC since May 1999. Prior to that time, Mr. Roeder was an analyst for three years with Midwest Research. For the two years prior to that, he was an analyst with Duff & Phelps Equity Research.

   USAZ Alliance Capital Growth & Income Fund: Gregory R. Sawers is the Portfolio Manager of the USAZ Alliance Capital Growth & Income Fund. He is a Senior Portfolio Manager for the Alliance Bernstein Relative Value Team and also serves on the Small-Cap Value Equity, Large Cap Value Equity and Advanced Valued Investment Policy Groups at Alliance Capital Management L.P.'s Bernstein Investment Research and Management unit ("Bernstein Unit"). Mr. Sawers previously served as Director of U.S. Value Equity Research at the Bernstein Unit since October 2000 and, prior to that at Sanford C. Bernstein & Co., Inc. ("Bernstein") since 1995.


   USAZ Alliance Capital Technology Fund: Gerald T. Malone is manager of the USAZ Alliance Capital Technology Fund. Mr. Malone is Senior Vice President and Portfolio Manager of Alliance Capital. Mr. Malone has been associated with Alliance Capital since 1992. He is co-manager of several Alliance technology mutual and hedge funds: the Alliance Technology Fund, ACM International Technology Fund, the ACM Strategic Investments-Technology Portfolio, the ACM Technology Hedge Fund and the ACM Technology Partners, L.P. Mr. Malone, a Chartered Financial Analyst, is a member of the New York Society of Security Analysts and the Computer Industry Analysts Group of New York.


   USAZ Alliance Capital Large Cap Growth Fund: Syed J. Hasnain is the Portfolio Manager of the USAZ Alliance Capital Large Cap Growth Fund. He is Senior Vice President and U.S. Large Cap Portfolio Manager and member of the Global/International Large Cap Growth Equity Team of Alliance Capital. Mr. Hasnain joined Alliance Capital after working as a strategist with Merrill Lynch Capital Markets. Previously he was an international economist with Citicorp and a financial analyst at Goldman Sachs & Co.

   USAZ PIMCO Renaissance Fund and USAZ PIMCO Value Fund: John K. Schneider is the Portfolio Manager of the USAZ PIMCO Renaissance Fund and the USAZ PIMCO Value Fund. Mr. Schneider is Managing Director of PIMCO Equity Advisors. Prior to joining PIMCO Advisors, he was a partner and Portfolio Manager of Schneider Capital Management from 1996 to 1999, where he managed equity accounts for various institutional clients. Prior to that he was a member of the Equity Policy Committee and Director of Research at Newbold's Asset Management from 1991 to 1996.


   USAZ PIMCO Growth and Income Fund: Kenneth W. Corba and Peter C. Thoms are the Portfolio Managers of the USAZ PIMCO Growth and Income Fund. Mr. Corba is the Managing Director and Chief Investment Officer of PIMCO Equity Advisors and a Member of the Management Board of PIMCO Advisors. Prior to joining PIMCO Advisors, he was with Eagle Asset Management from 1995 to 1998, serving in various capacities including as Chief Investment Officer and Portfolio Manager. He was with Stein Roe and Farnham Inc. from 1984 to 1995, serving in various capacities including as Director of the Capital Management Group, Senior Vice President and Portfolio Manager. Mr. Thoms is a Co-Portfolio Manager and research analyst for PIMCO Equity Advisors. He was an Investment Analyst at Federated Investors from July 1998 to May 1999. Previously, he received his M.B.A. at the University of Virginia's Darden School of Business.



   USAZ Templeton Developed Markets Fund: Cindy L. Sweeting, CFA, is the Portfolio Manager of the USAZ Templeton Developed Markets Fund. She is an Executive Vice President of Templeton Investment Counsel, LLC. (TIC), having joined Franklin Templeton Investments in 1997. Prior to that, Ms. Sweeting was the vice president of investments with McDermott International Investments Co., Inc. She has over 18 years of experience in the investment industry.



   USAZ AIM Basic Value Fund: Matthew W. Seinsheimer, Portfolio Manager, Michael J. Simon, Portfolio Manager, and Bret W. Stanley, Senior Portfolio Manager, lead the management team responsible for the day-to-day management of the USAZ AIM Basic Value Fund. Mr. Seinsheimer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company. Mr. Stanley has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc. Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management. Mr. Seinsheimer, Mr. Simon, and Mr. Stanley also lead the team which manages AIM Basic Value Fund.

  FUND MANAGEMENT

                 [ICON]

                        PORTFOLIO MANAGERS OF THE SPECIALIST MANAGERS
                        CONTINUED

   USAZ AIM Blue Chip Fund: The members of the management team who are primarily responsible for the day-to-day management of the USAZ AIM Blue Chip Fund are Monika H. Degan, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1995, and Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1986. Ms. Degan and Mr. Schoolar also lead the team which manages AIM Blue Chip Fund.


   USAZ AIM Dent Demographic Trends Fund: Edgar M. Larsen, Senior Portfolio Manager, and Lanny H. Sachnowitz, Senior Portfolio Manager are the members of the management team who are primarily responsible for the day-to-day management of the USAZ AIM Dent Demographic Trends Fund. Mr. Larsen has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1996. Mr. Sachnowitz has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1987. Mr. Larsen and Mr. Sachnowitz also manage AIM Dent Demographic Trends Fund.



   USAZ AIM International Growth Fund: A. Dale Griffin, III, Senior Portfolio Manager, Jason T. Holzer, Portfolio Manager, Clas G. Olsson, Senior Portfolio Manager, and Barrett K. Sides, Portfolio Manager, are the team members who are primarily responsible for the day-to-day management of the USAZ AIM International Growth Fund. Mr. Griffin has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1989. Mr. Holzer has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1996. Clas Olsson has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1994. Mr. Sides has been responsible for the Fund since its inception and has been associated with AIM or its affiliates since 1990. These four individuals also manage AIM International Growth Fund.


   USAZ Oppenheimer Emerging Growth Fund: Laura Granger, Portfolio Manager, has been the person primarily responsible for the day-to-day management of the USAZ Oppenheimer Emerging Growth Fund since its inception. She has been a Vice President of OppenheimerFunds since October 2000. Previously, she was a portfolio manager at Fortis Advisors from July 1998 through October 2000, prior to which she was a portfolio manager at General Motors Investment Management from July 1993 through July 1998. Ms. Granger also manages Oppenheimer Emerging Growth Fund.

   The Statement of Additional Information (SAI) has more detailed information about the Advisor and other service providers.

                        THE ADMINISTRATOR AND DISTRIBUTOR

   BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services Limited Partnership serves as the distributor of the Funds' shares (the "Distributor"). The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

  SHAREHOLDER INFORMATION

                         [ICON]

                            PRICING OF FUND SHARES
   ----------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding shares
   of the Fund:



              NAV =
    Total Assets - Liabilities
       --------------------
         Number of Shares
           Outstanding

   ----------------------------
Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time, on days the NYSE is open.
The securities (other than short-term debt securities) of the Funds, except the Money Market Fund, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Funds' Trustees.
After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees. The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

   MONEY MARKET FUND

   The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

                            PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific USAllianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

   The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium

  SHAREHOLDER INFORMATION

                         [ICON]

                            PURCHASE AND REDEMPTION OF SHARES
                            CONTINUED

   might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.



                            DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Each Fund pays a 12b-1 fee of up to 0.25% of its average daily net assets.



                            DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends on the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Growth Fund, and the USAZ Oppenheimer Emerging Growth Fund are usually paid annually. Income dividends on the USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Growth Fund, USAZ Van Kampen Emerging Growth Fund, USAZ Templeton Developed Markets Fund, USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund and USAZ Van Kampen Comstock Fund are usually paid semi-annually. Income dividends on the USAZ Van Kampen Growth and Income Fund, USAZ PIMCO Growth and Income Fund and USAZ Alliance Capital Growth and Income Fund are usually paid quarterly. Income dividends on the USAZ Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.


   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance contract.

   Persons investing in variable annuity contracts or variable life insurance contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

  FINANCIAL HIGHLIGHTS

                   [ICON]


   The financial highlights table is intended to help you understand the financial performance of the USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Growth Fund, USAZ Van Kampen Emerging Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Money Market Fund, USAZ Templeton Developed Markets Fund, USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ PIMCO Value Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Growth and Income Fund, and USAZ Alliance Capital Growth and Income Fund for the past two and a half years, or if shorter the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The information covering a fiscal year period for an applicable Fund has been audited by KPMG LLP, whose report, along with such Fund's financial statements, are included in the Statement of Additional Information, which is available upon request. No information is presented for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Growth Fund, and USAZ Oppenheimer Emerging Growth Fund, because these Funds operations had not yet commenced during the periods presented.



                                                              USAZ
                                                           VAN KAMPEN                 USAZ
                                                           AGGRESSIVE              VAN KAMPEN
                                                           GROWTH FUND             GROWTH FUND
                                                      ---------------------   ---------------------
                                                          PERIOD ENDED            PERIOD ENDED
                                                      DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)
                                                      ---------------------   ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00                  $10.00
    -----------------------------------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income/(loss)                            (0.02)                  (0.03)
      Net realized and unrealized loss on
        investments                                           (1.88)                  (0.36)
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                      (1.90)                  (0.39)
    -----------------------------------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                                      --                      --
    -----------------------------------------------------------------------
        Total Dividends                                          --                      --
    -----------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 8.10                  $ 9.61
    -----------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------
    Total Return                                             (19.00%)*                (3.90%)*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                          $2,999                  $5,461
    Net investment loss net of
      waivers/ reimbursements                                 (0.72%)**               (0.68%)**
    Expenses before waivers/ reimbursements                    7.59%**                 4.46%**
    Expenses net of waivers/reimbursements                     1.25%**                 1.20%**
    Portfolio turnover                                       188.58%                 103.16%


    (a) From commencement of operations on May 1, 2001 to December 31, 2001.

     * Total return for periods less than one year is not annualized.

    ** Annualized.

  FINANCIAL HIGHLIGHTS

                   [ICON]


                                                              USAZ                                            USAZ
                                                           VAN KAMPEN                 USAZ                 VAN KAMPEN
                                                            EMERGING               VAN KAMPEN              GROWTH AND
                                                             GROWTH                 COMSTOCK                 INCOME
                                                              FUND                    FUND                    FUND
                                                      ---------------------   ---------------------   ---------------------
                                                          PERIOD ENDED            PERIOD ENDED            PERIOD ENDED
                                                      DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)
                                                      ---------------------   ---------------------   ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00                  $ 10.00                 $ 10.00
    -----------------------------------------------------------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income                                   (0.01)                    0.03                    0.06
      Net realized and unrealized gain (loss) on
        investments and foreign currency                      (0.77)*                  (0.59)*                 (0.30)*
    -----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                      (0.78)                   (0.56)                  (0.24)
    -----------------------------------------------------------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                                    0.00                    (0.03)                  (0.06)
      Net realized gains                                       0.00                    (0.02)                   0.00
    -----------------------------------------------------------------------------------------------------------------------
        Total Dividends                                        0.00                    (0.05)                  (0.06)
    -----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 9.22                  $  9.39                 $  9.70
    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------
    Total Return                                              (7.80%)*                 (5.63%)*                (2.41%)*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                          $6,209                  $17,029                 $16,401
    Net investment income net of
      waivers/ reimbursements                                 (0.21%)**                 1.01%**                 1.00%**
    Expenses before waivers/ reimbursements                    3.81%**                  3.01%**                 2.71%**
    Expenses net of waivers/reimbursements                     1.10%**                  1.20%**                 1.10%**
    Portfolio turnover                                       160.81%                   32.23%                  56.31%


    (a) From commencement of operations on May 1, 2001 to December 31, 2001.


     * Total return for periods less than one year is not annualized.



    ** Annualized.

  FINANCIAL HIGHLIGHTS

                   [ICON]


                                                             USAZ MONEY MARKET FUND
                                                      -------------------------------------
                                                       YEAR ENDED
                                                      DECEMBER 31,        PERIOD ENDED
                                                          2001        DECEMBER 31, 2000(a)
                                                      -------------   ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                $  1.000             $ 1.000
    ---------------------------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income                                0.032               0.051
    ---------------------------------------------------------------------------------------
        Total from Investment Activities                   0.032               0.051
    ---------------------------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                               (0.032)             (0.051)
    ---------------------------------------------------------------------------------------
        Total Dividends to Shareholders                   (0.032)             (0.051)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $  1,000             $ 1.000
    ---------------------------------------------------------------------------------------
    ---------------------------------------------------------------------------------------
    Total Return                                            3.27%               5.21%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                     $104,481             $22,258
    Net investment income net of
      waivers/ reimbursements                               2.53%               5.62%**
    Expenses before waivers/ reimbursements                 1.21%               1.51%**
    Expenses net of waivers/reimbursements                  0.90%               0.90%**


    (a) From commencement of operations on February 1, 2000 to December 31,
        2000.

     * Total return for periods less than one year is not annualized.

    ** Annualized.

  FINANCIAL HIGHLIGHTS

                   [ICON]


                                                                                      USAZ                    USAZ
                                                              USAZ                  ALLIANCE                ALLIANCE
                                                        ALLIANCE CAPITAL             CAPITAL              CAPITAL LARGE
                                                        GROWTH AND INCOME          TECHNOLOGY              CAP GROWTH
                                                              FUND                    FUND                    FUND
                                                      ---------------------   ---------------------   ---------------------
                                                          PERIOD ENDED            PERIOD ENDED            PERIOD ENDED
                                                      DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)
                                                      ---------------------   ---------------------   ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00                  $10.00                  $10.00
    -----------------------------------------------------------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income                                    0.02                   (0.02)                     --
      Net realized and unrealized gain (loss) on
        investments and foreign currency                       0.45                    0.79                    0.55
    -----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.47                    0.77                    0.55
    -----------------------------------------------------------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                                   (0.02)                     --                      --
    -----------------------------------------------------------------------------------------------------------------------
        Total Dividends                                       (0.02)                     --                      --
    -----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.45                  $10.77                  $10.55
    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------
    Total Return                                               4.67%*                  7.70%*                  5.50%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                          $8,602                  $8,718                  $7,977
    Net investment income net of
      waivers/ reimbursements                                  1.06%**                (1.02%)**               (0.12%)**
    Expenses before waivers/ reimbursements                    3.28%**                 3.19%**                 3.36%**
    Expenses net of waivers/reimbursements                     1.09%**                 1.24%**                 1.09%**
    Portfolio turnover                                         8.63%                  10.69%                   4.88%



    (a) From commencement of operations on November 5, 2001 to December 31,
        2001.



     * Total return for periods less than one year is not annualized.



    ** Annualized.

  FINANCIAL HIGHLIGHTS

                   [ICON]


                                                                                                              USAZ
                                                              USAZ                    USAZ                    PIMCO
                                                              PIMCO                   PIMCO                GROWTH AND
                                                              VALUE                RENAISSANCE               INCOME
                                                              FUND                    FUND                    FUND
                                                      ---------------------   ---------------------   ---------------------
                                                          PERIOD ENDED            PERIOD ENDED            PERIOD ENDED
                                                      DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)    DECEMBER 31, 2001(a)
                                                      ---------------------   ---------------------   ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00                  $10.00                  $10.00
    -----------------------------------------------------------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income                                    0.00                    0.00                    0.02
      Net realized and unrealized gain (loss) on
        investments and foreign currency                       0.96                    1.02                    0.14
    -----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                       0.96                    1.02                    0.16
    -----------------------------------------------------------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                                      --***                   --***                (0.02)
    -----------------------------------------------------------------------------------------------------------------------
        Total Dividends to Shareholders                          --                      --                   (0.02)
    -----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.96                  $11.02                  $10.14
    -----------------------------------------------------------------------------------------------------------------------
    -----------------------------------------------------------------------------------------------------------------------
    Total Return                                               9.63%*                 10.20%*                  1.63%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                          $6,461                  $9,197                  $5,165
    Net investment income net of
      waivers/ reimbursements                                  0.11%**                (0.07%)**                1.54%**
    Expenses before waivers/ reimbursements                    3.43%**                 2.96%**                 3.70%**
    Expenses net of waivers/reimbursements                     1.09%**                 1.07%**                 1.09%**
    Portfolio turnover                                        15.83%                   8.84%                   6.46%



    (a) From commencement of operations on November 5, 2001 to December 31,
        2001.



    * Total return for periods less than one year is not annualized.



    ** Annualized.



   ***Dividends from net investment income were less than one cent per share.

  FINANCIAL HIGHLIGHTS

                   [ICON]


                                                              USAZ
                                                            TEMPLETON
                                                            DEVELOPED
                                                             MARKETS
                                                              FUND
                                                      ---------------------
                                                          PERIOD ENDED
                                                      DECEMBER 31, 2001(a)
                                                      ---------------------
    NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00
    -----------------------------------------------------------------------
    Income from Investment Activities:
      Net investment income                                   (0.01)
      Net realized and unrealized gain (loss) on
        investments and foreign currency                       0.26
    -----------------------------------------------------------------------
        Total from Investment Activities                       0.25
    -----------------------------------------------------------------------
    Dividends to shareholders:
      Net investment income                                      --
    -----------------------------------------------------------------------
        Total Dividends                                          --
    -----------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $10.25
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Total Return                                               2.50%*

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000)                          $5,324
    Net investment income net of
      waivers/ reimbursements                                 (0.52%)**
    Expenses before waivers/ reimbursements                    3.56%**
    Expenses net of waivers/reimbursements                     1.25%**
    Portfolio turnover                                         0.00%



    (a) From commencement of operations on November 5, 2001 to December 31,
        2001.



     * Total return for periods less than one year is not annualized.



    ** Annualized.

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the USAllianz VIP Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                        USALLIANZ VIP FUNDS
                        3435 STELZER ROAD
                        COLUMBUS, OHIO 43219
                        TELEPHONE: 1-877-833-7113
                        E-MAIL:
                        invest.serv@usallianzvipfunds.com
                        INTERNET:
                        http://www.usallianzvipfunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
450 5th Street, N.W.
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

Investment Company Act file no. 811-9491.

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                      USAZ ALLIANCE CAPITAL TECHNOLOGY FUND
                      USAZ TEMPLETON DEVELOPED MARKETS FUND
                   USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND
                           USAZ VAN KAMPEN GROWTH FUND
                           USAZ PIMCO RENAISSANCE FUND
                              USAZ PIMCO VALUE FUND
                      USAZ VAN KAMPEN EMERGING GROWTH FUND
                (formerly known as "USAZ AMERICAN GROWTH FUND")
                          USAZ VAN KAMPEN COMSTOCK FUND
                        USAZ PIMCO GROWTH AND INCOME FUND
                     USAZ VAN KAMPEN GROWTH AND INCOME FUND
                  USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND
                            USAZ AIM BASIC VALUE FUND
                             USAZ AIM BLUE CHIP FUND
                      USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
                       USAZ AIM INTERNATIONAL GROWTH FUND
                      USAZ OPPENHEIMER EMERGING GROWTH FUND
                             USAZ MONEY MARKET FUND
                  (formerly known as "AZOA MONEY MARKET FUND")
                           (COLLECTIVELY, THE "FUNDS")



                                EACH A "FUND" OF
            USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated May 1, 2002, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                TABLE OF CONTENTS

                                                                                                         PAGE
                                                                                                         ----
INVESTMENT STRATEGIES AND POLICIES..........................................................................1
         The Funds..........................................................................................1

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.....................................6
         Bank Obligations..................................................................................11
         Commercial Paper..................................................................................11
         Variable and Floating Rate Demand and Master Demand Notes.........................................12
         Guaranteed Investment Contracts...................................................................12
         Foreign Securities................................................................................12
         Securities of Other Investment Companies..........................................................15
         U.S. Government Obligations.......................................................................16
         When-Issued and Delayed Delivery Securities.......................................................17
         Mortgage-Related Securities.......................................................................17
         Zero Coupon and Pay-in-Kind Securities............................................................21
         Taxable and Tax Exempt Municipal Securities.......................................................21
         Corporate Debt Securities.........................................................................22
         Illiquid Securities...............................................................................23
         Repurchase Agreements.............................................................................24
         Reverse Repurchase Agreements and Dollar Roll Agreements..........................................25
         Derivative Instruments............................................................................25
         Options Trading...................................................................................26
         Futures Contracts.................................................................................28
         Risks of Futures and Options Investments..........................................................28
         Forward Foreign Currency Exchange Contracts.......................................................29
         Foreign Currency Options and Futures Transactions.................................................30
         Lending of Portfolio Securities...................................................................31
         Common Stocks.....................................................................................31
         Preferred Stocks..................................................................................31
         Convertible Securities............................................................................32
         Special Situation Companies.......................................................................32
         Warrants and Rights...............................................................................32
         Real Estate Investment Trusts.....................................................................33
         Investment in Unseasoned Issuers..................................................................33
         Short Sales against the Box.......................................................................33
         Swap Agreements...................................................................................35
         Investment Restrictions...........................................................................36
         Portfolio Turnover................................................................................39

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................................................40
NET ASSET VALUE............................................................................................40
         Valuation of the Money Market Fund................................................................40
         Valuation of the Non-Money Market Funds...........................................................41
         Redemption in Kind................................................................................41

MANAGEMENT OF THE TRUST....................................................................................42
         Trustees and Officers.............................................................................42
         Control Persons and Principal Holders of Securities...............................................48
         Approval of Investment Advisory Contract..........................................................46
         The Adviser and the Manager.......................................................................50
         The Specialist Managers...........................................................................54
         VKIAC and VKAM....................................................................................56
         Alliance Capital..................................................................................57
         Allianz Dresdner Asset Management of America L.P..................................................57
         TIC...............................................................................................58
         A I M Capital Management, Inc.....................................................................58
         OppenheimerFunds, Inc.............................................................................58
         Portfolio Transactions............................................................................58
         Administrator, Transfer Agent and Fund Accountant.................................................62
         Distributor.......................................................................................64
         Custodian.........................................................................................66
         Independent Auditors..............................................................................66
         Legal Counsel.....................................................................................66
         Codes of Ethics...................................................................................66
ADDITIONAL INFORMATION.....................................................................................67
         Description of Shares.............................................................................67
         Vote of a Majority of the Outstanding Shares......................................................67
         Additional Tax Information........................................................................67

         Additional Tax Information Concerning the Developed Markets Fund, International Growth Fund,
         and Emerging Growth Fund..........................................................................71
         Performance Information...........................................................................72
         Yields of the Money Market Fund...................................................................73
         Yields of the Non-Money Market Funds..............................................................73
         Calculation of Total Return.......................................................................73
         Performance Comparisons...........................................................................74
         Miscellaneous.....................................................................................75
         Financial Statements..............................................................................76

                       STATEMENT OF ADDITIONAL INFORMATION

         The Trust is an open-end, management company organized in July 1999 as a Delaware business trust comprised of 18 separate investment portfolios. The Trust currently offers 17 variable net asset value funds and one money market fund. In addition to the 18 separate investment portfolios, the Trust currently oversees five additional funds which ceased as an investment option effective May 1, 2002. These funds (the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund) are no longer available for investment purposes, except for the purpose of reinvestment of dividends.

         As of May 1, 2002, the Trust added five new funds as an investment option (the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Growth Fund and USAZ Oppenheimer Emerging Growth Fund). Also effective May 1, 2002, two funds changed names, the USAZ Van Kampen Emerging Growth Fund (formerly known as the "USAZ American Growth Fund") and the USAZ Money Market Fund (formerly known as the "AZOA Money Market Fund").


         The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

         Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

                       INVESTMENT STRATEGIES AND POLICIES

THE FUNDS

         USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"),
USAZ ALLIANCE CAPITAL TECHNOLOGY FUND ("TECHNOLOGY FUND"), USAZ TEMPLETON DEVELOPED MARKETS FUND ("DEVELOPED MARKETS FUND"), USAZ ALLIANCE CAPITAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND"), USAZ VAN KAMPEN GROWTH FUND ("GROWTH FUND"), USAZ PIMCO RENAISSANCE FUND ("RENAISSANCE FUND"), USAZ PIMCO VALUE FUND ("VALUE FUND"), USAZ VAN KAMPEN EMERGING GROWTH FUND ("VK EMERGING GROWTH FUND"), USAZ VAN KAMPEN COMSTOCK FUND ("COMSTOCK FUND"), USAZ PIMCO GROWTH AND INCOME FUND ("PIM GROWTH & INCOME FUND"), USAZ VAN KAMPEN GROWTH AND INCOME FUND ("GROWTH AND INCOME FUND"), USAZ ALLIANCE CAPITAL GROWTH AND INCOME FUND ("ALLIANCE CAPITAL GROWTH & INCOME FUND"), USAZ AIM BASIC VALUE FUND ("BASIC VALUE FUND"), USAZ AIM BLUE CHIP FUND ("BLUE CHIP FUND"), USAZ AIM DENT DEMOGRAPHIC TRENDS FUND ("DENT DEMOGRAPHIC TRENDS FUND"), USAZ AIM INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND"), USAZ OPPENHEIMER EMERGING GROWTH FUND ("EMERGING GROWTH FUND"), AND USAZ MONEY MARKET FUND ("MONEY MARKET FUND")

         Temporary, Defensive Investments. As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Adviser or Specialist Manager has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" -- "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

         In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies", the following sets forth specific limitations in certain investments for certain Funds:

         Aggressive Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Specialist Manager (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest an amount up to 25% of its total assets at the time of purchase in securities subject to repurchase agreements (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 15% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may lend its portfolio securities in an amount up to 50% of its total assets (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Lending of Portfolio Securities").



         Technology Fund. The Fund may invest up to 25% of its total assets in foreign securities, excluding depositary receipts which are not subject to any limitation. The Fund may invest in illiquid securities up to 15% of its net assets provided that no more than 10% of its net assets is invested in restricted securities. The Fund may invest up to 10% of its total assets in the securities of unseasoned issuers. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for any securities loaned). The Fund may write exchange traded call options on its securities of up to 25% of its total assets and purchase exchange-listed call and put options, including exchange traded index options, of up to, for all options, 25% of its total assets. The Fund may invest up to 10% of its total assets in rights and warrants.

         Developed Markets Fund. The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for securities loaned.) The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars.


         The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the Specialist Manager attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Specialist Manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.



         Large Cap Growth Fund. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 5% of its net assets are invested in restricted securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may invest up to 20% of its net assets in convertible securities. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for any securities loaned). The Fund may invest up to 10% of its total assets in the securities of unseasoned issuers. The Fund may write exchange traded call options on its securities of up to 25% of its total assets and purchase exchange-listed call and put options, including exchange traded index options, of up to, for all options, 25% of its total assets. The Fund may invest up to 10% of its total assets in rights and warrants.


         Growth Fund. Up to 35% of the Fund's total assets may be invested in investment grade debt obligations, or if unrated, determined to be of comparable quality by the Specialist Manager (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Corporate Debt Securities"). The Fund may invest up to 20% of its total assets in securities subject to repurchase agreements.


         Renaissance Fund. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.

         Value Fund. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities.


         VK Emerging Growth Fund. The Fund may also, under normal market conditions, hold up to 15% of its net assets in money market instruments (as defined previously under "Temporary, Defensive Investments") and repurchase agreements (see "Additional Information on Portfolio

Instruments and Investment Policies" -- "Repurchase Agreements"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may also engage in the use of options, futures and forward contracts, including but not limited to, forward foreign currency exchange contracts and foreign currency options. The Fund is also permitted to invest in special situation companies, emerging markets securities, reverse repurchase agreement and securities of unseasoned issuers.

         Comstock Fund. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities").

         Growth and Income Fund. It is currently the policy of the Fund not to invest at the time of purchase more than 5% of its net assets in securities subject to repurchase agreements. The Fund may lend its portfolio securities in an amount up to 10% of its total assets (see "Additional Information on Portfolio Instruments and Investment Policies" --"Lending of Portfolio Securities"). The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Illiquid Securities"). The Fund may invest up to 5% of its total assets in unseasoned issuers (see "Additional Information on Portfolio Instruments and Investment Policies" -- "Unseasoned Issuers").

         PIM Growth & Income Fund. The Fund may invest up to 10% of its net assets in illiquid securities, including restricted securities.


         Alliance Capital Growth & Income Fund. The Fund may invest up to 15% of its net assets in illiquid securities, excluding restricted securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets (including collateral for any securities loaned). The Fund may write covered call option contracts provided that the option is listed on a domestic securities exchange and that no option will be written if, as a result, more than 25% of the Fund's total assets are subject to call options.



         Basic Value Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The debt obligations that the Fund invests in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. The Fund will limit its purchases of debt securities to investment grade debt obligations. The fund may not purchase additional securities if borrowing exceeds 5% of its total assets. The Fund may in no event make short sales "against the box" exceeding 10% of the value of the Fund's total assets. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Blue Chip Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In no event may more than 10% of the Fund's total net assets be deposited or pledged as collateral for short sales.


         Dent Demographic Trends Fund. The Fund's investments in REITs will not exceed 15% of the total assets of the Fund. The Fund may invest up to 25% of its total assets in foreign securities. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets. The Fund may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns.



         International Growth Fund. The Fund may invest in equity and debt securities issued by REITs. Such investments will not exceed 15% of the total assets of the Fund. The Fund may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of its total assets. The Fund may in no event make short sales "against the box" totaling more than 10% of the value of the Fund's total assets. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.



         Emerging Growth Fund. The Fund may not loan portfolio securities totaling more than 25% of the value of the Fund's total assets. Up to 25% of the Fund's total assets may be subject to calls the Fund writes. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

         Money Market Fund. The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the
                                      -5-
securities are deemed of comparable quality by the Adviser pursuant to standards adopted by the Board of Trustees. Corporate debt securities (bonds, debentures, notes and other similar debt instruments) in which the Fund may invest have 397 days or less to maturity and are rated AA or better by S&P or Aa or better by Moody's. The Fund will invest no more than 5% of its total assets in debt securities which are rated below the top rating category or, if unrated, are of comparable investment quality as determined by the Adviser. The Fund's investments in bank loan participation agreements represent obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

                       ADDITIONAL INFORMATION ON PORTFOLIO
                       INSTRUMENTS AND INVESTMENT POLICIES


         The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. A "N" indicates the Fund
(1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).


                                                      Aggressive                Developed   Large Cap
                                                        Growth     Technology    Markets      Growth
Type of Investment or Technique                          Fund         Fund        Fund         Fund
---------------------------------                      --------    ----------   ---------   ---------
U.S. common stocks ....................................     Y          Y            Y           Y
Preferred stocks ......................................     Y          Y            Y           Y
Small company stocks ..................................     Y          Y            Y           Y
Special situation companies ...........................     Y          Y            Y           Y
Illiquid securities ...................................     Y          Y            Y           Y
Restricted securities .................................     Y          Y            Y           Y
When-issued / delayed-delivery securities .............     Y          Y            Y           Y
Investment companies(including SPDRs) .................     Y          N            Y           N
Real estate investment trust(REITS) ...................     Y          N            Y           N
Securities of foreign issuers .........................     Y          Y            Y           Y
Depositary receipts ...................................     Y          Y            Y           Y
Securities from developing countries/emerging markets..     Y          Y            N           N
Convertible securities ................................     Y          Y            Y           Y
Long-term corporate debt ..............................     Y          Y            Y           Y
Short-term corporate debt (commercial paper) ..........     Y          Y            Y           Y
Floating and variable rate securities .................     N          N            N           N
Repurchase agreements .................................     Y          Y            Y           Y
Reverse repurchase agreements .........................     Y          Y            N           N
Loan Participation Interests ..........................     N          N            N           N
Non-investment grade debt .............................     N          N            Y           N
Asset Backed Securities ...............................     N          N            N           N
Sovereign debt (foreign) ..............................     N          Y            Y           Y
Stripped Mortgage Securities ..........................     N          N            N           N
Bank obligations ......................................     Y          Y            Y           Y
U.S. Government securities ............................     Y          Y            Y           Y



                                                          Growth   Renaissance    Value
Type of Investment or Technique                            Fund       Fund        Fund
--------------------------------                          -------  -----------  ---------
U.S. common stocks ...................................       Y        Y             Y
Preferred stocks .....................................       Y        Y             Y
Small company stocks .................................       Y        Y             Y
Special situation companies ..........................       Y        Y             Y
Illiquid securities ..................................       Y        Y             Y
Restricted securities ................................       Y        Y             Y
When-issued / delayed-delivery securities ............       Y        Y             Y
Investment companies(including SPDRs) ................       Y        Y             Y
Real estate investment trust(REITS) ..................       Y        Y             Y
Securities of foreign issuers ........................       Y        Y             Y
Depositary receipts ..................................       Y        Y             Y
Securities from developing countries/emerging markets.       Y        Y             Y
Convertible securities ...............................       Y        Y             Y
Long-term corporate debt .............................       Y        Y             Y
Short-term corporate debt (commercial paper) .........       Y        Y             Y
Floating and variable rate securities ................       N        Y             Y
Repurchase agreements ................................       Y        Y             Y
Reverse repurchase agreements ........................       Y        N             N
Loan Participation Interests .........................       N        N             N
Non-investment grade debt ............................       N        N             N
Asset Backed Securities ..............................       N        N             N
Sovereign debt (foreign) .............................       N        Y             Y
Stripped Mortgage Securities .........................       N        N             N
Bank obligations .....................................       Y        Y             Y
U.S. Government securities ...........................       Y        Y             Y

                                                                             PIM    Growth   AC*
                                                      VK Emerging          Growth &  and   Growth &     Basic      Blue
                                                        Growth   Comstock   Income  Income  Income      Value      Chip
Type of Investment or Technique                          Fund      Fund      Fund    Fund    Fund        Fund      Fund
-------------------------------                        --------  --------  -------- ------ --------   ---------   --------
U.S. common stocks ....................................     Y        Y         Y       Y       Y           Y          Y
Preferred stocks ......................................     Y        Y         Y       Y       Y           Y          Y
Small company stocks ..................................     Y        Y         Y       Y       Y           Y          N
Special situation companies ...........................     N        N         Y       N       Y           Y          Y
Illiquid securities ...................................     Y        Y         Y       Y       Y           Y          N
Restricted securities .................................     Y        Y         Y       Y       Y           Y          Y
When-issued / delayed-delivery securities .............     Y        N         Y       N       Y           Y          Y
Investment companies(including SPDRs) .................     Y        Y         Y       Y       Y           Y          Y
Real estate investment trust(REITS) ...................     Y        Y         Y       Y       Y           Y          Y
Securities of foreign issuers .........................     Y        Y         Y       Y       Y           Y          Y
Depositary receipts ...................................     Y        Y         Y       Y       Y           Y          Y
Securities from developing countries/emerging markets..     N        Y         Y       Y       Y           Y          Y
Convertible securities ................................     Y        Y         Y       Y       Y           Y          Y
Long-term corporate debt ..............................     Y        Y         Y       Y       Y           Y          Y
Short-term corporate debt (commercial paper) ..........     Y        Y         Y       Y       Y           Y          Y
Floating and variable rate securities .................     Y        N         N       N       N           N          N
Repurchase agreements .................................     Y        Y         Y       Y       Y           N          N
Reverse repurchase agreements .........................     N        N         Y       N       N           N          N
Loan Participation Interests ..........................     N        N         N       N       N           N          N
Non-investment grade debt .............................     N        N         Y       N       N           N          N
Asset Backed Securities ...............................     N        N         Y       N       N           Y          Y
Sovereign debt (foreign) ..............................     N        N         Y       Y       N           Y          Y
Stripped Mortgage Securities ..........................     N        N         Y       N       N           N          N
Bank obligations ......................................     Y        Y         Y       Y       Y           Y          Y
U.S. Government securities ............................     Y        Y         Y       Y       Y           Y          Y

                                                           Dent
                                                        Demographic   International   Emerging     Money
                                                          Trends        Growth         Growth      Market
Type of Investment or Technique                            Fund          Fund           Fund        Fund
-------------------------------                         -----------  -------------    ---------    ------
U.S. common stocks ....................................      Y              Y             Y          N
Preferred stocks ......................................      Y              Y             Y          N
Small company stocks ..................................      Y              Y             Y          N
Special situation companies ...........................      Y              Y             Y          N
Illiquid securities ...................................      Y              Y             Y          Y
Restricted securities .................................      Y              Y             Y          Y
When-issued / delayed-delivery securities .............      Y              Y             N          Y
Investment companies(including SPDRs) .................      Y              Y             N          Y
Real estate investment trust(REITS) ...................      Y              Y             N          N
Securities of foreign issuers .........................      Y              Y             Y          Y
Depositary receipts ...................................      Y              Y             Y          Y
Securities from developing countries/emerging markets..      N              N             Y          N
Convertible securities ................................      Y              Y             Y          N
Long-term corporate debt ..............................      Y              Y             N          N
Short-term corporate debt (commercial paper) ..........      Y              Y             N          Y
Floating and variable rate securities .................      N              N             N          Y
Repurchase agreements .................................      N              N             Y          Y
Reverse repurchase agreements .........................      N              N             N          Y
Loan Participation Interests ..........................      N              N             N          Y
Non-investment grade debt .............................      N              N             N          N
Asset Backed Securities ...............................      Y              Y             N          Y
Sovereign debt (foreign) ..............................      Y              Y             N          Y
Stripped Mortgage Securities ..........................      N              N             N          N
Bank obligations ......................................      Y              Y             N          Y
U.S. Government securities ............................      Y              Y             Y          Y


*Alliance Capital


                                                      Aggressive                Developed   Large Cap
                                                        Growth     Technology    Markets      Growth
                                                         Fund         Fund        Fund         Fund
                                                       --------    ----------   ---------   ---------
Zero Coupon/Pay-in Kind Securities .................       N          N              N           N
Mortgage-related securities ........................       N          N              N           N
Collateralized mortgage obligations ................       N          N              N           N
Mortgage dollar rolls ..............................       N          N              N           N
Guaranteed Investment Contracts ....................       N          N              N           N
Unseasoned issuers .................................       Y          Y              Y           Y
Warrants  and Rights ...............................       Y          Y              Y           Y
Futures ............................................       Y          Y              Y           Y
Options ............................................       Y          Y              Y           Y
Foreign currency options and futures ...............       Y          Y              Y           Y
Forward currency contracts .........................       Y          Y              Y           Y
Borrowing money ....................................       Y          Y              Y           Y
Lending portfolio securities .......................       Y          Y              Y           Y
Short sales (against the box) ......................       N          N              N           N
Taxable and tax exempt municipal securities ........       N          N              N           N
Swap Agreements ....................................       N          N              Y           N
Money market instruments ...........................       Y          Y              Y           Y




                                                        Growth   Renaissance   Value
                                                         Fund       Fund        Fund
                                                       --------  ----------   ---------
Zero Coupon/Pay-in Kind Securities .................        N        N             N
Mortgage-related securities ........................        N        N             N
Collateralized mortgage obligations ................        N        N             N
Mortgage dollar rolls ..............................        N        N             N
Guaranteed Investment Contracts ....................        N        N             N
Unseasoned issuers .................................        Y        N             N
Warrants  and Rights ...............................        Y        Y             Y
Futures ............................................        Y        Y             Y
Options ............................................        Y        Y             Y
Foreign currency options and futures ...............        Y        Y             Y
Forward currency contracts .........................        Y        Y             Y
Borrowing money ....................................        Y        Y             Y
Lending portfolio securities .......................        Y        Y             Y
Short sales (against the box) ......................        N        N             N
Taxable and tax exempt municipal securities ........        N        N             N
Swap Agreements ....................................        N        N             N
Money market instruments ...........................        Y        Y             Y


                                                                               PIM    Growth    AC*
                                                      VK Emerging           Growth &   and   Growth &   Basic    Blue
                                                        Growth   Comstock    Income   Income  Income    Value    Chip
                                                         Fund      Fund       Fund     Fund    Fund      Fund    Fund
                                                       --------  --------   -------- ------- --------   -------  ------
Zero Coupon/Pay-in Kind Securities .................       N          N         Y          N    N          N        N
Mortgage-related securities ........................       Y          N         Y          N    Y          Y        Y
Collateralized mortgage obligations ................       Y          N         Y          N    N          Y        Y
Mortgage dollar rolls ..............................       N          N         N          N    N          Y        Y
Guaranteed Investment Contracts ....................       N          N         N          N    N          N        N
Unseasoned issuers .................................       N          Y         Y          Y    N          Y        N
Warrants ...........................................       Y          Y         Y          Y    N          Y        Y
Futures ............................................       N          Y         Y          Y    Y          Y        Y
Options ............................................       N          Y         Y          Y    Y          Y        Y
Foreign currency options and futures ...............       N          N         N          N    N          Y        Y
Forward currency contracts .........................       N          N         Y          N    N          N        N
Borrowing money ....................................       Y          Y         Y          Y    Y          Y        Y
Lending portfolio securities .......................       Y          N         Y          Y    Y          Y        Y
Short sales (against the box) ......................       Y          N         Y          N    N          Y        Y
Taxable and tax exempt municipal securities ........       N          N         N          N    N          N        N
Swap Agreements ....................................       N          N         N          N    N          N        N
Money market instruments ...........................       Y          Y         Y          Y    Y          Y        Y



                                                           Dent
                                                       Demographic   International   Emerging    Money
                                                          Trends       Growth         Growth     Market
Type of Investment or Technique                            Fund         Fund           Fund       Fund
--------------------------------                        -----------  -----------     ---------   ------
Zero Coupon/Pay-in Kind Securities .................       N            N               N          N
Mortgage-related securities ........................       Y            Y               N          Y
Collateralized mortgage obligations ................       Y            Y               N          Y
Mortgage dollar rolls ..............................       Y            Y               N          N
Guaranteed Investment Contracts ....................       N            N               N          N
Unseasoned issuers .................................       Y            Y               Y          N
Warrants  and Rights ...............................       Y            Y               Y          N
Futures ............................................       Y            Y               Y          N
Options ............................................       Y            Y               Y          N
Foreign currency options and futures ...............       Y            Y               Y          N
Forward currency contracts .........................       Y            Y               Y          N
Borrowing money ....................................       Y            Y               Y          Y
Lending portfolio securities .......................       Y            Y               Y          Y
Short sales (against the box) ......................       Y            Y               Y          N
Taxable and tax exempt municipal securities ........       N            N               N          N
Swap Agreements ....................................       N            N               N          N
Money market instruments ...........................       Y            Y               Y          Y


*Alliance Capital

BANK OBLIGATIONS


         Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.


         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.


         Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.



         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER

         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.


         Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see the Appendix. The Funds may also invest in U.S. dollar denominated commercial paper, including
U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.


VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES


         Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.



         Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

GUARANTEED INVESTMENT CONTRACTS ("GICs")

         Certain Funds may invest in GICs. In determining average portfolio maturity, GICs will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


FOREIGN SECURITIES


         Certain Funds may invest in securities of foreign issuers.
Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         Many European countries recently have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.


         INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.


         Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular
                                      -13-
countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.
                                      -14-

         DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

         Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.


         FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.


SECURITIES OF OTHER INVESTMENT COMPANIES


         As permitted by the Investment Company Act of 1940, certain Funds may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by shareholders.


         SPDRS. Certain Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.


         SPDRS ARE NOT ACTIVELY MANAGED. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, as the S&P 500 Index may sustain sudden, and sometimes substantial, fluctuations.


U.S. GOVERNMENT OBLIGATIONS

         Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.


         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


         Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser or a Specialist Manager to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, certain Fund's commitments to purchase "when-issued" or "delayed delivery" securities will not exceed 25% of the value of its total assets.

         Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.


MORTGAGE-RELATED SECURITIES


         Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.


         Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


         Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.


         CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


         STRIPPED MORTGAGE SECURITIES. Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

         Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.



         In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES


         Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES

         Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.


         Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.


         The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Specialist Manager will consider such an event in determining whether the Fund should continue to hold the obligation.


         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES

         Depending upon the prevailing market conditions, the Adviser or Specialist Manager may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.


         Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Specialist Manager or Adviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."


         As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.


         Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").


         These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.
                                      -22-

         Some risks of investing in lower rated securities include:

o Greater credit risk -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

o Reduced liquidity -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

o Lack of historical data -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.


         Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

         The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

ILLIQUID SECURITIES

         Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Adviser and the Specialist Managers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

         The Adviser and the Specialist Managers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Adviser and the Specialist Managers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

         Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of certain Funds) of the market value of its net assets would be invested in illiquid securities.

         Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS


         Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser or a Specialist Manager deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS


         Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.


DERIVATIVE INSTRUMENTS

         A Specialist Manager may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.


         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

OPTIONS TRADING


         Certain Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.


         A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

         When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

         A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."


         Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Specialist Manager and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.



         Certain Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.


         Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.
                                      -27-

FUTURES CONTRACTS


         Certain Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.


         The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

         Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

         A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least

25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


         Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.


         The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.


         A Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Specialist Managers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. The Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such

Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

         If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS


         Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.


         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

         Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING OF PORTFOLIO SECURITIES


         In order to generate additional income, certain Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 102% (or current percentage consistent with applicable legal or regulatory limitations) collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser or Specialist Manager has determined are creditworthy under guidelines established by the Trust's Board of Trustees.


COMMON STOCKS


         Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


PREFERRED STOCKS

         Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES


         Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.


SPECIAL SITUATION COMPANIES


         Certain Funds may invest in "special situation companies". "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Specialist Manager of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


WARRANTS AND RIGHTS


         Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.


REAL ESTATE INVESTMENT TRUSTS


         Certain Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.


INVESTMENT IN UNSEASONED ISSUERS


         Certain Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


SHORT SALES AGAINST THE BOX


         Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the

Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Specialist Manager to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.


         The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

         If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.


         RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Adviser or Specialist Managers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).
                                      -34-

         The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SWAP AGREEMENTS


         Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Fund's total assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Specialist Manager correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Specialist Manager will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

INVESTMENT RESTRICTIONS


         The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations, including the investment objectives of the Aggressive Growth Fund, Strategic Growth Fund, Developed Markets Fund, Technology Fund, Large Cap Growth Fund, Growth Fund, Renaissance Fund, Value Fund, American Growth Fund, Comstock Fund, Growth and Income Fund, PIM Growth & Income Fund, Alliance Capital Growth & Income Fund, Basic Value Fund, Blue Chip Fund, International Growth Fund, Dent Demographic Trends Fund, and Emerging Growth Fund described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.


         No Fund may:

         1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

         2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.

         3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

         4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Technology Fund may concentrate in technology industries and with respect to all other Funds:

                  (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                  (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                  (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

                  (d) personal credit and business credit businesses will be considered separate industries.

         5. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         6. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

         7. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

         8. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets (as a non fundamental policy, the following Funds operate under a more restrictive policy: 10% in the case of the Money Market Fund and American Growth Fund, 5% in the case for the Large Cap Growth Fund and 5% in the case of Aggressive Growth Fund) less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets (as a non fundamental policy, the following Funds operate under a more restrictive policy:10% in the case of the American Growth Fund, 5% in the case for the Large Cap Growth Fund and 5% in the case of Aggressive Growth Fund) at the time of borrowing. The Strategic Growth Fund is not subject to any limit with respect to borrowing.

         For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

         With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 8 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.


         In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders.
         No Fund may:

         1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, future contracts and options on futures contracts and in similar investments.

         2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Technology Fund, PIM Growth & Income Fund, Strategic Growth Fund, American Growth Fund, Basic Value Fund, Blue Chip Fund, International Growth Fund and Dent Demographic Trends Fund may engage in short sales against the box.

         3. Purchase securities of companies for the purpose of exercising control.

         4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the Money Market Fund) of its net assets in illiquid securities.

         Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.
                                      -38-

PORTFOLIO TURNOVER


         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the Valuation Times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Adviser.

VALUATION OF THE NON-MONEY MARKET FUNDS

         Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND

         Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS


         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

         The Board of Trustees has established certain standing committees to assist in the oversight of the Trust. The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbein and Mr. Reeds, met once during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust. The Pricing Committee, made up of Mr. Clark, Mr. Brown, Mrs. Ryan and Mr. Kletti, met once during the last fiscal year. The Pricing Committee monitors the valuation of portfolio securities and other investments of the Funds and, as required by certain valuation policies, when the Board is not in session, determines the fair value of illiquid and other holdings after consideration of all relevant factors. The Nominating Committee, made up of Mr. Conrad, Mr. Gelfenbein and Mr. Reeds, was established during the last fiscal year and did not meet. The Nominating Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.

         The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently four Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past 5 years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:



                                              TERM OF                              PORTFOLIOS IN
                               POSITIONS      OFFICE* AND    PRINCIPAL             FUND COMPLEX      OTHER
                               HELD WITH      LENGTH OF      OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS, AND AGE         TRUST          TIME SERVED    DURING PAST 5 YEARS   DIRECTOR          HELD BY DIRECTOR
----------------------         -----          -----------    -------------------   --------          ----------------
                                NON-INTERESTED TRUSTEES

Harrison Conrad, Age 67        Trustee        Since 10/99    Retired; Board          18                None
79 Dorchester Road                                           member of Capital
Darien, CT 06820                                             Re Corporation, a
                                                             financial-guaranty
                                                             re-insurer from
                                                             1995 to December
                                                             1999; Retired from
                                                             J.P. Morgan in 1995
                                                             after 34 years.

Roger Gelfenbien, Age 58       Trustee        Since 10/99    Retired; Partner of     18                Phoenix Edge Funds
37 Stonegate Drive                                           Accenture from 1983
Wethersfield, CT 06109                                       to August 1999.


Arthur C. Reeds III, Age 58    Trustee        Since 10/99    Senior Investment       18                Connecticut Water
36 Fernwood Road                                             Officer, Hartford                         Service, Inc.
West Hartford, CT 06119                                      Foundation for
                                                             Public Giving from
                                                             September 2000 to
                                                             present; Chairman,


                                                                                   NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                               POSITIONS      OFFICE* AND    PRINCIPAL             FUND COMPLEX      OTHER
                               HELD WITH      LENGTH OF      OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS, AND AGE         TRUST          TIME SERVED    DURING PAST 5 YEARS   DIRECTOR          HELD BY DIRECTOR
----------------------         -----          -----------    -------------------   --------          ----------------
                                                             Chief Executive and
                                                             President of
                                                             Conning Corp., a
                                                             money manager, from
                                                             September 1999 to
                                                             March 2000;
                                                             Investment
                                                             Consultant from
                                                             1997 to September
                                                             1999; Chief
                                                             Investment Officer
                                                             of CIGNA
                                                             Corporation from
                                                             1991 to 1997.


                                   INTERESTED TRUSTEE
Chris Pinkerton**, Age 44      Chairman of   Since  9/01     President,             18                Franklin Templeton
5701 Golden Hills Drive        the Board                     USAllianz Investor                       Variable Insurance
Minneapolis, MN 55416          and President                 Services and Senior                      Products Trust
                                                             Vice President,
                                                             Allianz Life Insurance
                                                             Co. of North America
                                                             from April 1999 to
                                                             present; Vice
                                                             President of
                                                             marketing, sales
                                                             operations and
                                                             director of
                                                             marketing at
                                                             Nationwide
                                                             Financial Services
                                                             from May 1977 to
                                                             April 1999.

                                     OFFICERS
Charles L. Booth, Age 42       Vice          N/A             Vice President of      N/A                N/A
3435 Stelzer Road              President                     Fund Administration
Columbus, Ohio 43219                                         of BISYS Fund
                                                             Services, Inc.
                                                             BISYS Fund Services
                                                             from April 1988 to
                                                             present.

Gary Brown, Age 48             Vice          N/A             Senior Managing        N/A                N/A
55 Greens Farms Road           President                     Director of Allianz
Westport, CT 06881-5160                                      of America, Inc.
                                                             from 1991 to
                                                             present.



Ronald M. Clark, Age 54        Chief         N/A             Senior Managing        N/A                N/A
55 Greens Farms Road           Investment                    of America, Inc.
Director of Allianz            Officer                       from 1980 to
Westport, CT 06881-5160                                      present.




                                                                                   NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                               POSITIONS      OFFICE* AND    PRINCIPAL             FUND COMPLEX      OTHER
                               HELD WITH      LENGTH OF      OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS, AND AGE         TRUST          TIME SERVED    DURING PAST 5 YEARS   DIRECTOR          HELD BY DIRECTOR
----------------------         -----          -----------    -------------------   --------          ----------------

Jeffrey Kletti, Age 45         Vice          N/A             Vice President,        N/A                N/A
5701 Golden Hills Drive        President                     Advisory
Minneapolis, MN 55416                                        Management,
                                                             USAllianz Advisers
                                                             2000 to present;
                                                             formerly, 2nd Vice
                                                             President of Mutual
                                                             Fund Marketing,
                                                             Fortis Financial
                                                             Group; Associate
                                                             Vice President of
                                                             Retail Sales and
                                                             Marketing, IAI
                                                             Mutual Funds.

Gregory T. Maddox, Age 34      Vice          N/A             Vice President,        N/A                N/A
BISYS Fund Services, Inc.      President                     Client Services of
1230 Columbia St., Suite 500                                 BISYS Fund Services
San Diego, CA 92101                                          from April 1991 to
                                                             present.

Jennifer L. Ryan, Age 36       Vice          N/A             Director of Mutual     N/A                N/A
55 Greens Farms Road           President                     Funds, Allianz of
Westport, CT 06881-5160                                      America, Inc. from
                                                             October 1999 to
                                                             present; Managing
                                                             Director, Key Asset
                                                             Management from
                                                             1993 to October
                                                             1999.

Tamara A. Antioco, Age 34      Vice          N/A             Vice President and     N/A                N/A
55 Greens Farms Road           President                     Director of
Westport, CT 06881-5160                                      Compliance at
                                                             Allianz of America,
                                                             Inc. from September
                                                             2000 to present;
                                                             Vice President,
                                                             Private Client
                                                             Investment
                                                             Management, Morgan
                                                             Guaranty Trust
                                                             Company from
                                                             October 1999 to
                                                             August 2000; and
                                                             Vice President,
                                                             Risk Management &
                                                             Control, J.P.
                                                             Morgan Investment
                                                             Management Inc.

Michael Radmer, Age 57         Secretary    N/A              Partner, Dorsey
Dorsey & Whitney LLP,                                        and Whitney LLP
Suite 1500                                                   since 1976.
50 South Sixth Street
Minneapolis, MN 55402-1498

                                                                                   NUMBER OF
                                              TERM OF                              PORTFOLIOS IN
                               POSITIONS      OFFICE* AND    PRINCIPAL             FUND COMPLEX      OTHER
                               HELD WITH      LENGTH OF      OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS, AND AGE         TRUST          TIME SERVED    DURING PAST 5 YEARS   DIRECTOR          HELD BY DIRECTOR
----------------------         -----          -----------    -------------------   --------          ----------------
Curtis Barnes, Age 48          Assistant     N/A             Vice President of      N/A                N/A
BISYS Fund Services, Inc.      Secretary                     Legal Services of
3435 Stelzer Road                                            BISYS Fund Services
Columbus, OH 43219                                           from May 1995 to
                                                             present.

Alaina V. Metz, Age 35         Assistant     N/A             Chief                  N/A                N/A
BISYS Fund Services, Inc.      Secretary                     Administrative
3435 Stelzer Road                                            Officer of BISYS
Columbus, OH 43219                                           Fund Services from
                                                             June 1995 to
                                                             present; Supervisor
                                                             of Alliance Capital
                                                             Management for more
                                                             than five years
                                                             prior to joining
                                                             BISYS.

Steven Pierce, Age 36          Treasurer     N/A             Vice President of      N/A                N/A
BISYS Fund Services, Inc.                                    Financial Services
3435 Stelzer Road                                            of BISYS Fund
Columbus, OH 43219                                           Services from 1998
                                                             to present; Manager
                                                             of Financial at CAN
                                                             Insurance from
                                                             1996-1998; Trust
                                                             Office at First
                                                             Chicago NBD
                                                             Corporation from
                                                             1994 to 1996. for
                                                             Ernst & Young LLP
                                                             for more than five
                                                             years prior to
                                                             joining BISYS.



---------------
*  Term of office for Trustees and Officers is indefinite.

** Mr. Pinkerton is an Interested Trustee by virtue of his employment relationship with the Manager.



         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002.


                                                                              Aggregate Dollar Range of Equity
                                                                              Securities in All Registered
                                                                              Investment Companies Overseen by
                                                    Dollar Range of Equity    Trustee in Family of Investment
Name of Director                                    Securities in each Fund   Companies
----------------                                    -----------------------   ---------------------------------

Harrison Conrad, Age 67                             None                      None
79 Dorchester Road
Darien, CT 06820

Roger Gelfenbien, Age 58                            None                      None
37 Stonegate Drive
Wethersfield, CT 06109

Arthur C. Reeds III, Age 57                         None                      None
36 Fernwood Road
West Hartford, CT 06119

Chris Pinkerton, Age 44                             None                      None
5701 Golden Hills Drive
Minneapolis, MN 55416



         The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2001. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the



Trust for the fiscal year ended December 31, 2001 in excess of $60,000. Trustees who are affiliated with the Distributor, the Manager or the Adviser do not receive compensation from the Trust but all Trustees are reimbursed for allout-of-pocket expenses relating to attendance at meetings.


                COMPENSATION TABLE 12/31/2000 THROUGH 12/31/2001



                                                                           PENSION OR
                                                                           RETIREMENT         ESTIMATED           TOTAL
                                                      AGGREGATE         BENEFITS ACCRUED       ANNUAL          COMPENSATION
                                                     COMPENSATION        AS PART OF THE       BENEFITS           FROM THE
                                                     FROM THE AMR         AMR TRUST'S           UPON              TRUSTS
NAME OF TRUSTEE                                          TRUST              EXPENSES          RETIREMENT        (24 FUNDS)
----------------                                     -------------       -------------       ------------      -------------
                                                             NON-INTERESTED TRUSTEES
Harrison Conrad................................       $17,927.19              $0                 N/A            $17,927.19
Roger Gelfenbien...............................       $18,632.50              $0                 N/A            $18,632.50
Arthur C. Reeds III............................       $12,271.23              $0                 N/A            $12,271.23

                                                               INTERESTED TRUSTEES
David P. Marks*................................           $0                  $0                 N/A                $0
Chris Pinkerton**..............................           $0                  $0                 N/A                $0



* For the fiscal year ended December 31, 2001, Mr. Marks was an Interested Trustee due to his employment with Allianz of America, Inc. Mr. Marks resigned as Trustee effective September 6, 2001.

** For the fiscal year ended December 31, 2001, Mr. Pinkerton was an Interested Trustee due to his employment with USAllianz Adviser, Inc. Mr. Pinkerton was elected Trustee Nov. 27, 2001.


APPROVAL OF INVESTMENT ADVISORY CONTRACT


         As required by the Investment Company Act of 1940 ("1940 Act"), the Trust's Board has reviewed and approved the Trust's investment advisory contract with the Adviser, the investment management agreement with the Manager and portfolio management agreements with the Specialist Managers. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements (in the case of the investment management agreement and portfolio management agreements) and continue the existing arrangements (in the case of the investment advisory contract). During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's, Manager's and Specialist

Managers' (collectively, the "Advisory Organizations") management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.


         In assessing the Advisory Organizations' performance of their obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.


         The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Trust's Board is aware of these factors and takes them into account in its review of the Trust's advisory contracts.

         The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of counsel to the Trust. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

         The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received for providing other services to the Funds. The reports also discuss any indirect benefit an Advisory Organization may derive from its receipt of research services from brokers who execute Fund trades.


         The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of January 24, 2002, the Trustees and officers of the Trust, as a group, owned none of the shares of any Fund of the Trust. As of January 24, 2002, the following persons were 5% or greater shareholders of the Funds:



                                                                      PERCENTAGE OF
FUND/SHAREHOLDER                                                   SHARES OUTSTANDING
----------------                                                   ------------------
AGGRESSIVE GROWTH FUND/
Allianz Life Insurance Co. of N. America .......................          98.5%
5701 Golden Hills Drive
Minneapolis, MN 55416

TECHNOLOGY FUND/
Allianz Life Insurance Co. of N. America .......................          98.4%
5701 Golden Hills Drive
Minneapolis, MN 55416


DEVELOPED MARKETS FUND/
Allianz Life Insurance Co. of N. America .......................         100.00%
5701 Golden Hills Drive
Minneapolis, MN 55416

LARGE CAP GROWTH FUND/
Allianz Life Insurance Co. of N. America .......................          97.4%
5701 Golden Hills Drive
Minneapolis, MN  55416

GROWTH FUND/
Allianz Life Insurance Co. of N. America .......................          99.4%
5701 Golden Hills Drive
Minneapolis, MN 55416

RENAISSANCE FUND/
Allianz Life Insurance Co. of N. America .......................          97.5%
5701 Golden Hills Drive
Minneapolis, MN 55416

VALUE FUND/
Allianz Life Insurance Co. of N. America .......................         99.36%
5701 Golden Hills Drive
Minneapolis, MN 55416

VK EMERGING GROWTH FUND/
Allianz Life Insurance Co. of N. America .......................          99.5%
5701 Golden Hills Drive
Minneapolis, MN 55416



COMSTOCK FUND/
Allianz Life Insurance Co. of N. America .......................          99.3%
5701 Golden Hills Drive
Minneapolis, MN 55416

GROWTH AND INCOME FUND/
Allianz Life Insurance Co. of N. America .......................          99.8%
5701 Golden Hills Drive
Minneapolis, MN 55416

PIM GROWTH & INCOME FUND/
Allianz Life Insurance Co. of N. America .......................          99.1%
5701 Golden Hills Drive
Minneapolis, MN 55416

ALLIANCE CAPITAL GROWTH & INCOME FUND/
Allianz Life Insurance Co. of N. America .......................          96.9%
5701 Golden Hills Drive
Minneapolis, MN 55416

MONEY MARKET FUND/
Allianz of America, Inc. ......................................           11.6%
777 San Marin Drive
Novato, CA 94998

Allianz Life Insurance Co. of N. America .......................          86.8%
5701 Golden Hills Drive
Minneapolis, MN 55416



         The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. As a result, the Manager may have the ability to elect the Trustees of the Trust, approve the Investment Advisory and Distribution Agreements for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification.


THE ADVISER AND THE MANAGER

         Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Adviser and the Manager.

         The Adviser manages the assets of the Money Market Fund ("AZOA Fund") pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust in respect of the AZOA Fund and subject to the investment policies described herein and in the Prospectus for the AZOA Fund.

         The Manager manages the assets of each of the Aggressive Growth, Strategic Growth, Developed Markets Fund, Technology Fund, Large Cap Growth Fund, Growth Fund, Renaissance Fund, Value Fund, PIM Growth & Income Fund, Growth and Income Fund, Alliance Capital Growth & Income Fund, American Growth Fund, Comstock Fund, Basic Value Fund, Blue Chip Fund, Dent Demographic Trends Fund, International Growth Fund, and Emerging Growth Fund, in each case pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.


         The Manager and the Adviser are registered investment advisers. The Adviser, 55 Greens Farms Road, Westport, Connecticut 06881 is a Delaware corporation incorporated on June 15, 1976 and as of December 31, 2001 had approximately $23.4 billion of assets under management. The Manager, 5701
Golden Hills Drive Minneapolis, MN 55416, is a Minnesota limited liability company. Allianz AG Holding is the principal owner of the Adviser and the Manager. Allianz AG Holding, headquartered in Munich Germany, is one of the world's largest insurance and financial services companies with operations in 70 countries.

         For the services provided and the expenses assumed pursuant to the Management Agreement and Advisory Agreement, each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:




FUND                                                          MANAGEMENT FEE                     ADVISORY FEE
----                                                          --------------                     ------------
Aggressive Growth Fund .................................      *see table below                          N/A
Developed Markets Fund .................................      **see table below                         N/A
Technology Fund ........................................      ***see table below                        N/A
Large Cap Growth Fund ..................................      ***see table below                        N/A
Growth Fund ............................................      *see table below                          N/A
Renaissance Fund .......................................      .75%                                      N/A
Value Fund .............................................      .75%                                      N/A
VK Emerging Growth Fund ................................      .85%                                      N/A
Comstock Fund ..........................................      *see table below                          N/A
PIM Growth & Income Fund ...............................      .75%                                      N/A
Growth and Income Fund .................................      *see table below                          N/A
Alliance Capital Growth & Income Fund ..................      ***see table below                        N/A
Basic Value Fund .......................................      .75%                                      N/A
Blue Chip Fund .........................................      .80%                                      N/A
Dent Demographic Trends Fund ...........................      .90%                                      N/A
International Growth Fund ..............................      .85%                                      N/A
Emerging Growth Fund ...................................      .85%                                      N/A
Money Market Fund ......................................       N/A                                     .35%



                                                                AVERAGE NET ASSETS IN MILLIONS (M)
                                                   -------------------------------------------------------------
*                                                      UP TO         $100M TO       $250 M TO      $500 M AND
                                                      $100 M           $250           $500M           MORE
                                                   ------------    -----------    ------------    ------------
Growth Fund.................................            0.85%         0.80%           0.775%          0.75%
Growth and Income Fund......................            0.775%        0.75%           0.725%          0.675%
Comstock Fund...............................            0.775%        0.75%           0.725%          0.675%
Aggressive Growth Fund......................            0.90%         0.85%           0.825%          0.80%


                                                                AVERAGE NET ASSETS IN MILLIONS (M)
                                                   -------------------------------------------------------------
                                                       UP TO         $50M TO        $200M TO       $500M AND
                                                       $50M           $200M           $500M           MORE
**                                                  -----------    -----------     -----------    ------------

Developed Markets Fund......................            0.875%         0.715%          0.625%           0.60%

                                                                AVERAGE NET ASSETS IN MILLIONS (M)
                                                   -------------------------------------------------------------
                                          UP TO          $10M TO        $20M TO       $40M TO        $60M AND
***                                        $10M           $20M           $40M          $60M            MORE
                                       -----------    -----------    -----------   ------------    -----------

Technology Fund.....................       1.00%         0.875%          0.75%          0.75%           0.75%
Large Cap Growth Fund...............       1.00%         0.875%          0.75%          0.75%           0.75%
Alliance Capital Growth & Income
Fund................................       1.00%         0.875%          0.75%         0.625%           0.50%


         The Adviser or Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

         The Manager has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:



NAME OF FUND                                                               EXPENSE LIMITATION FOR FUND
------------                                                               ---------------------------
Aggressive Growth Fund........................................                        1.25%
Technology Fund...............................................                        1.25%
Developed Markets Fund........................................                        1.25%
Large Cap Growth Fund.........................................                        1.10%
Growth Fund...................................................                        1.20%
Renaissance Fund..............................................                        1.10%
Value Fund....................................................                        1.10%
VK Emerging Growth Fund.......................................                        1.10%
Comstock Fund.................................................                        1.20%
PIM Growth & Income Fund......................................                        1.10%
Growth and Income Fund........................................                        1.10%
Alliance Capital Growth & Income Fund.........................                        1.10%
Basic Value Fund..............................................                        1.10%
Blue Chip Fund................................................                        1.15%
Dent Demographic Trends Fund..................................                        1.20%
International Growth Fund.....................................                        1.25%
Emerging Growth Fund..........................................                        1.25%



         For the fiscal year or period ended December 31, 2000, the Adviser was entitled to receive and waived advisory fees as follows:


FUND                                                 ADVISORY FEES EARNED      ADVISORY FEES WAIVED
----                                                 --------------------      --------------------
Money Market Fund............................             $46,102                    $46,102

         For the fiscal year or period ended December 31, 2001, the Adviser was entitled to receive and waived advisory fees as follows:


FUND                                                 ADVISORY FEES EARNED             ADVISORY FEES WAIVED
----                                                 --------------------             --------------------
Money Market Fund...........................               $158,500                        $142,507.85


         Pursuant to each Advisory Agreement and Management Agreement, the Funds will pay all expenses not assumed by either the Manager or the Adviser, respectively. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

         Unless sooner terminated, each Advisory Agreement and Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement or Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. Each Advisory Agreement and Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Adviser or Manager as applicable. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Each Advisory Agreement and Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

THE SPECIALIST MANAGERS

         The Manager has entered into subadvisory agreements (the "Portfolio Management Agreement" with various Specialist Managers with respect to each Fund managed by the Manager (the "Subadvised Funds").

         Specialist Managers are selected from more than 400 independent firms. Through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, five to ten potential subadvisers are chosen. Out of that group, the Manager then chooses the three potential subadvisers it considers to be most qualified based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the Manager's investment committee. Out of those three potential subadvisers, the Manager then selects the firm it determines to be the most qualified, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

         Each Specialist Manager's performance on behalf of a Subadvised Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

         The Trust and the Manager have applied for an exemptive order from the Securities and Exchange Commission which would permit the Subadvised Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order would also permit the terms of Portfolio Management Agreements to be changed and the employment of Specialist Managers to be continued after events that would otherwise cause an automatic termination of a Portfolio Management agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

         Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's Investment Committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the Investment Committee reviews the back-up manager selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. The Manager monitors "back-up" additional independent managers for each investment class so that, should a Specialist Manager change be warranted, the transition can be effected on a timely basis.

         Under the Portfolio Management Agreements, each Specialist Manager agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Subadvised Fund. The following table shows each Subadvised Fund, its Specialist Manager and the fee paid for such subadvisory services:


SUBADVISED FUND                        SPECIALIST MANAGER                               SUBADVISORY FEE*
---------------                        ------------------                               ----------------
Aggressive Growth Fund ...........     Van Kampen Investment Advisory Corp.                      **%
                                       ("VKIAC")
Technology Fund ..................     Alliance Capital Management L.P.("Alliance               ***%
                                       Capital")
Developed Markets Fund ...........     Templeton Investment Counsel, Inc ("TIC")               ****%
Large Cap Growth Fund ............     Alliance Capital                                         ***%
Growth Fund ......................     VKIAC                                                     **%

Renaissance Fund .................     PIMCO Advisors L.P.(PIMCO)                               .50%
Value Fund .......................     PIMCO                                                    .50%
PIM Growth & Income Fund .........     PIMCO                                                    .50%
Growth and Income Fund ...........     Van Kampen Asset Management Inc.                          **%
                                       ("VKAM")
Alliance Capital Growth
  & Income Fund ..................     Alliance Capital                                         ***%
Comstock Fund ....................     VKAM                                                      **%
VK Emerging Growth Fund ..........     VKAM                                                    0.50%
Basic Value Fund .................     AIM Capital Management, Inc.                           *****%
Blue Chip Fund ...................     AIM Capital Management, Inc.                           *****%
Dent Demographic Trends Fund .....     AIM Capital Management, Inc.                           *****%
International Growth Fund ........     AIM Capital Management, Inc.                           *****%
Emerging Growth Fund .............     OppenheimerFunds, Inc.                                ******%


---------------
* The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.


                                                                AVERAGE NET ASSETS IN MILLIONS (M)
                                                   -------------------------------------------------------------
**                                                     UP TO         $100M TO        $250M TO       $500M AND
                                                       $100M          $250M           $500M           MORE
                                                   --------------  -------------   -------------  --------------
Growth Fund+................................                0.40%          0.35%          0.325%           0.30%
Growth and Income Fund+.....................               0.325%          0.30%          0.225%          0.225%
Comstock Fund+..............................               0.325%          0.30%          0.275%          0.225%
Aggressive Growth Fund+.....................                0.45%          0.40%          0.375%           0.35%

+ The minimum fee payable per Fund shall be $100,000 per calendar year, commencing January 1, 2002.


                                                             AVERAGE NET ASSETS IN MILLIONS (M)
                                        ------------------------------------------------------------------------
                                             UP TO       $10M TO         $20M TO       $40M TO        $60M AND
***                                          $10M          $20M           $40M           $60M            MORE
                                       -------------  -------------  -------------  -------------  --------------
Technology Fund.....................         0.75%         0.625%          0.50%          0.50%           0.50%
Large Cap Growth Fund...............         0.75%         0.625%          0.50%          0.50%           0.50%
Alliance Capital Growth & Income
Fund................................         0.75%         0.625%          0.50%         0.375%           0.25%




                                                                   AVERAGE NET ASSETS IN MILLIONS (M)
                                                   -------------------------------------------------------------
                                                        UP TO        $50M TO          $200M TO      $500M AND
****                                                     $50M         $200M            $500M           MORE
                                                   --------------  -------------   -------------  --------------
Developed Markets Fund......................             0.625%         0.465%          0.375%           0.35%

                                     AVERAGE NET ASSETS IN MILLIONS (M)
                                     ----------------------------------
                                          UP TO        $500M AND
*****                                     $500M           MORE
                                       -------------  -------------
USAZ AIM Basic Value................      0.50%          0.45%
USAZ AIM Blue Chip..................      0.55%          0.50%
USAZ AIM International..............      0.65%          0.60%
USAZ AIM Dent Demographic...........      0.60%          0.55%



                                                    AVERAGE NET ASSETS IN MILLIONS (M)
                                       -----------------------------------------------------------
                                           UP TO        $10M TO         $100M TO      $250M AND
******                                     $10M          $100M           $250M           MORE
                                       -------------  -------------  -------------  -------------

USAZ Oppenheimer Emerging Growth....       0.75%          0.60%          0.50%          0.45%


VKIAC AND VKAM

         Each of VKIAC and VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. (Van Kampen). Van Kampen is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and has more than $73 billion under management or supervision as of December 31, 2001. Van Kampen's more than 50 open-end, more than 30 closed-end funds and more than 2,700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.


ALLIANCE CAPITAL


         Alliance Capital Management L.P. ("Alliance Capital") is a leading global investment management firm supervising client accounts with assets as of December 31, 2001, totaling approximately $455 billion. Alliance Capital provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance Capital is able to compete for virtually any portfolio assignment in any developed capital market in the world.

         Alliance Capital, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is the general partner. As of December 31, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.1% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. in the form of units ("Alliance Holding Units"). As of December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company.


ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA L.P.

         Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) is a Delaware limited partnership whose sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, Allianz Dresdner Asset Management of America LLC (formerly Allianz Asset Management of America LLC), a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. Allianz Dresdner Asset Management of America LLC has two members, the Advisor, which holds the majority interest and is a Delaware corporation which is wholly owned by Allianz Aktiengesellschaft ("Allianz AG"), and Allianz Dresdner Asset Management of America Holdings, Inc., which holds the minority interest and is a Delaware corporation which is wholly owned by ADAM, GmbH, a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

TIC

         Templeton Investment Counsel, LLC. (TIC), located at 500 East Broward Blvd., Fort Lauderdale, Florida, is an indirect, wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its various subsidiaries. The Templeton organization has been investing globally since 1940. TIC and its affiliates have offices in Argentina, Australia, Bahamas, Belgium, Bermuda, Brazil, Canada, China, Cyprus, France, Germany, Hong Kong, Hungary, India, Ireland, Italy, Japan, Korea, Luxembourg, Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Turkey, United Arab Emirates, United Kingdom, United States and Venezuela.

A I M Capital Management, Inc. (AIM)

         AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM, together with its affiliates, has acted as an investment advisor since its organization in 1986 and, together with its affiliates, advises or manages over 150 investment portfolios. Assets under management by AIM and its affiliates as of December 31, 2001 were $158 billion.

         H.S. Dent Advisors, Inc. serves as the Sub-Sub-Adviser to the USAZ AIM Dent Demographic Trends Fund, and is located at 6515 Gwin Road, Oakland, California, 94611.


OPPENHEIMERFUNDS, INC.

         OppenheimerFunds, Inc., is located at 498 Seventh Ave., New York NY 10018. OppenheimerFunds has been an investment adviser since January 1960 and managed $120 billion in assets as of December 31, 2001, including more than 60 mutual funds and having more than five million shareholder accounts.


PORTFOLIO TRANSACTIONS

         Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

         In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Adviser, Manager or Specialist Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser, Manager or Specialist Manager, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser, Manager or Specialist Manager may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser, Manager or Specialist Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Adviser, Manager or Specialist Manager in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser, Manager or Specialist Manager in carrying out its obligations to the Trust.

         While the Adviser, Manager or Specialist Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. The total brokerage commissions paid by each Fund are listed in the following table. For the fiscal year ended December 31, 2001, purchase and sale transactions by the Fixed Income Fund and Money Market Fund did not involve brokerage commissions.


                                                        TOTAL BROKERAGE COMMISSION PAID
                                                              FOR THE FISCAL YEAR
FUND                                                       ENDED DECEMBER 31, 2001
----                                                    --------------------------------
Aggressive Growth Fund.................................               $ 5,376.54
Technology Fund........................................               $ 8,285.35
Developed Markets Fund ................................               $ 1,121.89
Large Cap Growth Fund .................................               $ 8,869.00
Renaissance Fund ......................................               $18,564.33
Value Fund ............................................               $10,850.37
VK Emerging Growth Fund ...............................               $13,198.35
Comstock Fund .........................................               $20,323.18
PIM Growth & Income Fund ..............................               $ 3,788.00
Growth and Income Fund ................................               $23,688.50
Alliance Capital Growth & Income Fund..................               $12,688.50


         Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Manager or Specialist Manager or the Distributor, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Adviser, Manager or Specialist Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.


         As of December 31, 2001, the Aggressive Growth Fund, Technology Fund, Developed Markets Fund, Large Cap Growth

Fund, Growth Fund, Renaissance Fund, Value Fund, VK Emerging Growth Fund, Comstock Fund, PIM Growth & Income Fund, Growth and Income Fund, Alliance Capital Growth & Income Fund, and Money Market Fund held investments in securities of their regular broker-dealers as follows:


                                                        APPROXIMATE AGGREGATE VALUE OF
                                                       ISSUER'S SECURITIES OWNED BY THE
FUND                                                         FUND AT 12/31/2001                    NAME OF BROKER OR DEALER
----                                                   ---------------------------------           ------------------------
Aggressive Growth Fund................................          $   32,000                         Bear Stearns Companies, Inc.

Developed Markets Fund................................          $   50,000                         UBS Painewebber, Inc.

Large Cap Growth Fund.................................          $   57,000                         Merrill Lynch & Company, Inc.

Large Cap Growth Fund.................................          $   50,000                         Morgan Stanley Dean Witter & Co.

Large Cap Growth Fund.................................          $   28,000                         Goldman Sachs Group, Inc.

Growth Fund...........................................          $   55,000                         Lehman Brothers Holdings, Inc.

Growth Fund...........................................          $   39,000                         Bear Stearns Companies, Inc.

VK Emerging Growth Fund...............................          $   29,000                         Lehman Brothers Holdings, Inc.

VK Emerging Growth Fund...............................          $   35,000                         Bank of American Corp.

Comstock Fund.........................................          $   26,000                         Bear Stearns Companies, Inc.

Comstock Fund.........................................          $  138,000                         Bank of America Corp.

PIM Growth & Income Fund..............................          $  220,000                         Bank of America Corp.

Growth and Income Fund................................          $  429,000                         Bank of America Corp.

Alliance Capital Growth & Income Fund.................          $  346,000                         Bank of America Corp.

Money Market Fund.....................................          $3,811,000                         Valiant Sweep

Money Market Fund.....................................          $1,897,000                         Goldman Sachs Group, Inc.


        Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Adviser, Manager or Specialist Manager. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser, Manager or Specialist Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser, Manager or Specialist Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser, Manager or Specialist Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, its parent or affiliates, the Manager or Specialist Manager and, in dealing with its customers, the Adviser, its parent and affiliates and the Manager or Specialist Manager will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

         BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of October 6, 1999 (the "Services Agreement").

         As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodical reports to the SEC on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Adviser under the Advisory Agreement, the Manager under the Investment Management Agreement, the Specialist Managers under the Portfolio Management Agreements or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

         As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Funds, custodians, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

         BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, calculated daily and paid monthly, at the annual rate of 0.10% of the combined average daily net assets of the Funds up to $5 billion; 0.07% of the combined average daily net assets of the Funds of the next $5 billion; and 0.05% of the combined average daily net assets of the Funds if over $10 billion. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.





         For the fiscal year ended December 31, 2001, BISYS was entitled to receive and waived administration fees from the Funds as follows:




FUND                                             SERVICE FEES EARNED                   SERVICE FEES WAIVED
----                                             -------------------                   -------------------
Aggressive Growth Fund .....................            $46,686                                $0
Technology Fund ............................            $11,623                                $0
Developed Markets Fund .....................            $11,659                                $0
Large Cap Growth Fund ......................            $11,727                                $0
Growth Fund ................................            $46,512                                $0
Renaissance Fund ...........................            $11,678                                $0
Value Fund .................................            $11,673                                $0
VK Emerging Growth Fund ....................            $46,616                                $0
Comstock Fund ..............................            $46,729                                $0
PIM Growth & Income Fund ...................            $11,700                                $0
Growth and Income Fund .....................            $46,687                                $0
Alliance Capital Growth & Income Fund.......            $11,711                                $0
Money Market Fund...........................            $76,100                                $0


         Unless sooner terminated as provided therein, the Services Agreement between the Trust and BISYS will continue in effect for three years. The Services Agreement thereafter shall be renewed for successive three-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS.
         The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of October 27, 1999 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.


         The Distribution Agreement between the Trust and BISYS LP dated
October 27, 1999 was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on September 6, 2001. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.


         Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

         The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.

         For the fiscal year or period ended December 31, 2001, the following 12b-1 fees shown as accrued and waived for the Funds were:



FUND                                             12b-1 FEES ACCRUED                     12B-1 FEES WAIVED
----                                             -----------------                     -----------------
Aggressive Growth Fund ....................             $2,723.48                               $0
Technology Fund ...........................             $3,311.12                               $0
Developed Markets Fund ....................             $2,043.99                               $0

Large Cap Growth Fund .....................             $  3,003.36                              $0
Growth Fund ...............................             $  6,681.50                              $0
Renaissance Fund ..........................             $  3,315.27                              $0
Value Fund ................................             $  2,228.68                              $0
VK Emerging Growth Fund ...................             $  7,023.87                              $0
Comstock Fund .............................             $ 12,268.27                              $0
PIM Growth & Income Fund...................             $  1,825.64                              $0
Growth and Income Fund.....................             $ 15,774.69                              $0
Alliance Capital Growth & Income Fund......             $  3,003.36                              $0
Money Market Fund..........................             $113,214.55                              $0


         Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.



         The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan with respect to the Money Market Fund was approved by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Trustees"), by vote cast in person at a October 6, 1999 meeting called for the purpose of voting on the Plan, and by the sole shareholder of each class of shares of each of the Funds on October 26, 1999. The Plan with respect to the Aggressive Growth Fund, Capital Growth Fund, VK Emerging Growth Fund, Comstock Fund, and Growth and Income Fund was approved on April 11, 2001. The Plan with respect to the Technology Fund, Developed Markets Fund, Global Growth Fund, Large Cap and Growth Fund, Renaissance Fund, Value Fund, PIM Growth and Income Fund, and Alliance Capital Growth and Income Fund was approved on September 6, 2001. The Plan with respect to the Basic Value Fund, Blue Chip Fund, Dent Demographic Trends Fund, International Growth Fund, and Emerging Growth Fund was approved on February 27, 2002. The Plan's continuance was most recently approved by the Board of Trustees on September 6, 2001. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

CUSTODIAN

         The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of October 6, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT AUDITORS


         KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215 are the independent auditors for the Trust.


LEGAL COUNSEL


         Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402 is the legal counsel to the Trust.


CODES OF ETHICS

         Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION


DESCRIPTION OF SHARES

         The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Pursuant to such authority, the Board of Trustees has established 23 series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting.

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION


         Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2001 which are available to offset future capital gains, if any:


                                                   AMOUNT           EXPIRES
                                                   ------           -------
Aggressive Growth Fund.........................   $376,981           2009
Growth Fund....................................   $314,299           2009
VK Emerging Growth Fund........................   $490,385           2009
Growth and Income Fund.........................   $388,992           2009
Money Market Fund..............................   $     84           2008
Money Market Fund..............................   $     53           2009

         To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


         Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

         Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on

December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

         By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

         When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

         Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

         In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

         The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

         Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

         Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

         Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

         Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


ADDITIONAL TAX INFORMATION CONCERNING THE DEVELOPED MARKETS FUND, INTERNATIONAL GROWTH FUND, AND EMERGING GROWTH FUND


         Each of the Developed Markets Fund, International Growth Fund, and Emerging Growth Fund may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION

         From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

         In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Total return and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser, the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

         Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND

         The standardized seven-day yield for the Money Market Fund is computed:
(1) by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

         The effective yield for the Money Market Fund is computed by compounding the base period return, as calculated above by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. Each of the thirty-day yields and effective yields is calculated as described above except that the base period is 30 days rather than 7 days. Current yield and effective yield for the 7 day period ending December 31, 2001 for the Money Market Fund were .99% and .99%, respectively.

         At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS

         Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds. The 30-day yield for the period ended December 31, 2001 was as follows:

CALCULATION OF TOTAL RETURN

         Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and
(4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         Total returns are given for the one-year or since inception periods ended December 31, 2001.


                                                                   VK                      GROWTH
                                       AGGRESSIVE                EMERGING                    AND
                                        GROWTH        GROWTH      GROWTH     COMSTOCK       INCOME
FUND                                     FUND          FUND        FUND         FUND         FUND
----                                   ----------    ----------  ----------  -----------  ----------
                                        May 1,        May 1,      May 1,       May 1,      May 1,
(INCEPTION DATE)                         2001          2001        2001         2001        2001

Since Inception Return (unannualized)  (19.00)%      (3.90)%     (7.80)%      (5.63)%     (2.41)%




                                                                                                        ALLIANCE
                                                                                                         CAPITAL
                                     DEVELOPED            LARGE CAP                          GROWTH &   GROWTH &
                                     MARKETS   TECHNOLOGY   GROWTH    RENAISSANCE   VALUE     INCOME     INCOME
FUND                                   FUND       FUND       FUND         FUND       FUND      FUND       FUND
----                                 ---------- ---------- ---------- ----------- ---------- ---------- ----------
                                     November   November   November   November    November   November   November
(INCEPTION DATE)                      5, 2001    5, 2001    5, 2001    5, 2001     5, 2001    5, 2001    5, 2001

Since Inception Return
(unannualized)....................     2.50%      7.70%      5.50%      10.20%      9.63%      1.63%      4.67%


PERFORMANCE COMPARISONS

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan

Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson - Lehman Brothers, Inc. and the Russell 2000 Growth Index and to data prepared by Lipper Analytical Services, Inc. a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly, 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and USA Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. Such performance examples will be based on an expressed set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon the respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly a Fund's yield or performance may not provide for comparison with bank deposits or other investments which provide fixed returns for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity as well as expenses allocated to the Fund.

MISCELLANEOUS

         Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

         Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

         The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

         The Independent Auditors' Report and audited financial statements of the Funds included in their Annual Report for the fiscal period ended December 31, 2001 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon written request from USAllianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (877) 833-7113.

                                    APPENDIX
COMMERCIAL PAPER RATINGS

         A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

         "D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" -- Issuers do not fall within any of the rating categories.

         The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "D-1-" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         "D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

         "F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

         "F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         "D" -- Securities are in actual or imminent payment default.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

         The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

         "AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

         "AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

         "BBB" -- Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

         "BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings: 42 69

         "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

         "AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" -- This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS


          Exhibit
          Number       Description of Exhibit
          ------       ----------------------
          (a)              Agreement and Declaration of Trust dated 7/13/99(1)
          (b)              By-laws(1)
          (c)              Not Applicable
          (d)(1)           Investment Advisory Agreement with Allianz of America dated October 27, 1999(3)
          (d)(2)(i)        Investment Management Agreement with USAllianz Advisers, LLC dated
                           May 1, 2001(7)
          (d)(2)(ii)       Form of Schedule A to Investment Management Agreement with USAllianz Advisers LLC as amended and restated effective May 1, 2002(8)
          (d)(3)           Form of Portfolio Management Agreement with Van Kampen Asset Management
                           Inc.(6)
          (d)(4)           Form of Portfolio Management Agreement with Van Kampen Investment Advisory Corp.(6)
          (d)(5)           Form of Interim Portfolio Management Agreement with Van Kampen Asset Management, Inc(7)
          (d)(6)           Form of Portfolio Management Agreement with Alliance Capital Management L.P.(7)
          (d)(7)           Form of Portfolio Management Agreement with PIMCO Advisors(7)
          (d)(8)           Form of Portfolio Management Agreement with Templeton Investment Counsel(7)
          (d)(9)           Form of Portfolio Management Agreement with A I M Advisors, Inc.*
          (d)(10)          Form of Portfolio Management Agreement with OppenheimerFunds, Inc.*
          (d)(11)          Form of Sub-Sub-Advisory Agreement between A I M Capital Management, Inc., and H.S. Dent
                           Advisors Inc.(8)
          (e)(1)           Distribution Agreement dated October 27, 1999(3)
          (e)(2)           Participation Agreements dated October 6, 1999(6)
          (f)              N/A
          (g)              Custody Agreement dated October 6, 1999(3)
          (h)(1)           Services Agreement dated October 6, 1999(3)
          (h)(2)           Expense Limitation Agreement dated May 1, 2001(6)
          (h)(3)           Expense Limitation Agreement(7)
          (h)(4)           Expense Limitation Agreement dated May 1, 2002*
          (i)              Opinion and Consent of Counsel to the Registrant(3)
          (j)              Consent of KPMG LLP*
          (k)              N/A
          (l)              N/A
          (m)              Rule 12b-1 Plan of Distribution(3)
          (n)              N/A
          (p)(1)(i)        Code of Ethics of BISYS Fund Services, L.P.(4)
          (p)(1)(ii)       Code of Ethics of Van Kampen Asset Management Inc.
                           and Van Kampen Investment Advisory Corp.(6)
          (p)(1)(iii)      Code of Ethics of Fred Alger Management (6)
          (p)(1)(iv)       Code of Ethics of USAllianz Advisors, LLC(6)
          (p)(1)(v)        Amended Code of Ethics of Allianz of America, Inc.(6)
          (p)(1)(vi)       Code of Ethics of Alliance Capital Management L.P.(7)
          (p)(1)(vii)      Code of Ethics of PIMCO Advisors(8)
          (p)(1)(viii)     Code of Ethics of Templeton Investment Counsel(7)
          (p)(1)(ix)       Code of Ethics of A I M Advisors, Inc.(8)
          (p)(1)(x)        Code of Ethics of OppenheimerFunds, Inc.(8)
          (p)(1)(xi)       Code of Ethics of H.S. Dent Advsors Inc.*
          (p)(2)           Powers of Attorney(2 & 3)

*        Filed herewith.
(1) Filed with initial registration statement on July 21, 1999, and incorporated herein by reference.
(2) Filed as an exhibit to Pre-Effective Amendment #1 on October 18, 1999, and incorporated herein by reference.
(3) Filed as an exhibit to Pre-Effective Amendment #2 on October 26, 1999, and incorporated herein by reference.
(4) Filed as an exhibit to Post-Effective Amendment #1 on April 20, 2000, and incorporated herein by reference.
(5) Filed as an exhibit to Post-Effective Amendment #3 on February 15, 2001, and incorporated herein by reference.
(6)      Filed as an exhibit to Post-Effective Amendment #4 on April 20, 2001
(7)      Filed as an exhibit to Post-Effective Amendment #7 on October 24, 2001.
(8)      Filed as an exhibit to Post-Effective Amendment #8 on January 30, 2002.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       None.


ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

1. Allianz of America, Inc., the Registrant's investment adviser (the "Adviser"). is a registered investment adviser. The business and other connections of the Adviser are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of the Adviser as currently filed with the SEC which is incorporated by reference herein.

2. USAllianz Advisers, LLC- this information is included in Form ADV filed with the SEC by USAllianz Advisers and is incorporated by reference herein.
3. Van Kampen Asset Management Inc.- this information is included in Item 26 of Part C to post-effective amendment #34 to the registration statement of Van Kampen Life Investment Trust as filed on April 18, 2001.
4. Van Kampen Investment Advisory Corp. - this information is included in Item 26 of Part C to post-effective amendment #47 to the registration statement of Van Kampen Tax-Free Trust as filed on January 26, 2001.
5. Alliance Capital Management L.P. - this information is included in the Form ADV filed with the SEC by Alliance Capital Management L.P. and is incorporated by reference herein.
6. Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) - this information is included in the Form ADV filed by Alliaz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and is incorporated by reference herein.
7. Templeton Investment Counsel, Inc. - this information is included in Form ADV filed with the SEC by Templeton Investment Counsel, Inc. and is incorporated by reference.
8. A I M Capital Management, Inc. - this information is included in the Form ADV filed by A I M Capital Management, Inc. and is incorporated herein by reference.
9. OppenheimerFunds, Inc. - this information is included in the Form ADV filed with the SEC by OppenheimerFunds, Inc. and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services L.P. serves as the Registrant's principal underwriter and serves as the principal underwriter for the following investment companies:

                BISYS FUND SERVICES LIMITED PARTNERSHIP
Alpine Equity Trust
Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group

The Eureka Funds
Fifth Third Funds
Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Funds Trust and HSBC Mutual Funds Trust
The Infinity Mutual Funds, Inc.
LEADER Mutual Funds
Metamarkets.com
Meyers Investment Trust
MMA Praxis Mutual Funds
M.S.D.&T. Funds
Old Westbury Funds, Inc.
Pacific Capital Funds
Summit Investment Trust
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.
Van Ness Funds


     (b)     Officers and Directors.

             Name and Principal                Positions and                  Position
             Business Address                  Offices with Registrant        with Underwriter
             -----------------------           ---------------------------    ---------------------
             BISYS Fund Services, Inc.         None                           Sole General Partner
             3435 Stelzer Road
             Columbus, Ohio 43219

             WC Subsidiary Corporation         None                           Sole Limited Partner
             150 Clove Road
             Little Falls, New Jersey

     (c)     None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


         BISYS Fund Services
         3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D

              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)


         BISYS Fund Services
         60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

         Allianz of America, Inc.
         55 Greens Farms Road , Westport, Connecticut 06881
              31a-1(b) 10
              31a-1(f)
              31a-2(e)
              31a-1(d)
              31a-2(c)
              31a-2(e)

         US Allianz Advisers, LLC
         1750 Hennepin Avenue, Minneapolis, Minnesota  55403
              31a-1(b) 11
              31a-1(c)

         Van Kampen Asset Management Inc.
         Van Kampen Investment Advisory Corp.
         1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois  60181-5555
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Alliance Capital Management L.P.
         1345 Avenue of the Americas, New York, New York  10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Allianz Dresdner Asset Management of America L.P.
         (formerly PIMCO Advisors L.P.)
         800 Newport Center Drive, Newport Beach, California  92660
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)



         Templeton Investment Counsel, Inc.
         500 E. Broward Blvd., Suite 2100, Ft. Lauderdale, Florida  33394
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         A I M Capital Management, Inc.
         11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 9th day of April, 2002.





                                          USALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Christopher Pinkerton
                                          ------------------------------------
                                          Christopher Pinkerton
                                          Chairman of the Board and President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of USAllianz Variable Insurance Products Trust has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                    TITLE                                                DATE
---------                                    -----                                                ----
/s/ Christopher Pinkerton                    Chairman of the Board and President
-------------------------------------        (principal executive officer)                        April 9, 2002
Christopher Pinkerton

/s/ Harrison Conrad*                         Trustee
-------------------------------------                                                             April 9, 2002
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
-------------------------------------                                                             April 9, 2002
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
-------------------------------------                                                             April 9, 2002
Arthur C. Reeds III

/s/ Steven D. Pierce                         Treasurer (principal financial and                   April 9, 2002
-------------------------------------        accounting officer)
Steven D. Pierce


*By: /s/ Charles Booth
     --------------------------------
     Charles Booth
     Attorney-in-Fact                                                                             April 9, 2002